UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  12/31/15

Item 1. Schedule of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited)

Templeton BRIC Fund	Industry	Shares	Value
Common Stocks 86.0%
Brazil 4.4%
AES Tiete SA	Independent Power & Renewable
	Electricity Producers	349,000	$1,273,240
Ambev SA	Beverages	325,130	1,465,252
BM&F BOVESPA SA	Diversified Financial Services	497,300	1,367,299
BRF SA	Food Products	91,200	1,275,621
Mahle-Metal Leve SA Industria e Comercio	Auto Components	2,000	12,498
Totvs SA	Software	57,400	449,687
			5,843,597
China 45.3%
[a]Alibaba Group Holding Ltd., ADR	Internet Software & Services	26,400	2,145,528
[a]Baidu Inc., ADR	Internet Software & Services	17,940	3,391,378
Beijing Capital Land Ltd., H	Real Estate Management &
	Development	6,999,000	3,214,962
Brilliance China Automotive Holdings Ltd.	Automobiles	770,000	967,697
China Construction Bank Corp., H	Banks	2,048,000	1,403,183
China Life Insurance Co. Ltd., H	Insurance	755,000	2,445,179
China Medical System Holdings Ltd.	Pharmaceuticals	476,000	700,167
China Mobile Ltd.	Wireless Telecommunication
	Services	740,359	8,358,730
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	6,566,800	3,956,950
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	4,318,000	2,028,028
[a]Chinasoft International Ltd.	IT Services	3,910,000	1,619,465
CPMC Holdings Ltd.	Containers & Packaging	4,553,300	2,814,179
[b]Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,324,272	1,209,060
[a]JD.com Inc., ADR	Internet & Catalog Retail	152,081	4,906,894
Leju Holdings Ltd., ADR	Internet Software & Services	96,086	549,612
Mindray Medical International Ltd., ADR	Health Care Equipment & Supplies	106,100	2,877,432
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	1,910,000	1,254,414
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	381,200	825,344
SouFun Holdings Ltd., ADR	Internet Software & Services	106,986	790,627
Tencent Holdings Ltd.	Internet Software & Services	564,795	11,128,068
TravelSky Technology Ltd., H	IT Services	2,052,700	3,390,200
			59,977,097
Hong Kong 3.1%
Luk Fook Holdings (International) Ltd.	Specialty Retail	1,920,184	4,073,189

India 23.4%
Apollo Tyres Ltd.	Auto Components	451,396	1,064,972
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	231,042	5,790,140
Biocon Ltd.	Biotechnology	358,724	2,807,200
Cairn India Ltd.	Oil, Gas & Consumable Fuels	896,312	1,869,615
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	58,333	2,738,915
Grasim Industries Ltd.	Construction Materials	14,235	807,327
ICICI Bank Ltd.	Banks	438,660	1,731,609
Infosys Ltd.	IT Services	141,199	2,357,493
Maharashtra Seamless Ltd.	Metals & Mining	725,197	1,919,064
Mindtree Ltd.	IT Services	116,776	2,528,869
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	278,300	1,016,200
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	276,584	4,238,589
Tata Consultancy Services Ltd.	IT Services	49,620	1,826,354
[a]Tata Motors Ltd., A	Automobiles	74,531	325,732
			31,022,079
Russia 4.0%
Gazprom PAO, ADR	Oil, Gas & Consumable Fuels	582,446	2,150,682
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	73,700	2,373,140
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	6,250	201,250

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)
[a,c]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	22,153	499,550
			5,224,622
South Africa 4.1%
Naspers Ltd., N	Media	39,617	5,430,881
Taiwan 1.7%
Pacific Hospital Supply Co. Ltd.	Health Care Equipment & Supplies	210,500	484,106
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	405,000	1,759,479
			2,243,585
Total Common Stocks (Cost $110,688,262)			113,815,050
Preferred Stocks 11.1%
Brazil 11.1%
Banco Bradesco SA, ADR, pfd.	Banks	860,599	4,139,481
Itau Unibanco Holding SA, ADR, pfd.	Banks	757,672	4,932,445
Itausa - Investimentos Itau SA, pfd.	Banks	2,499,339	4,341,409
[a]Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	241,500	821,100
Vale SA, ADR, pfd., A	Metals & Mining	180,245	459,625
Total Preferred Stocks (Cost $26,640,789)			14,694,060
Total Investments before Short Term Investments (Cost $137,329,051)			128,509,110

Short Term Investments (Cost $3,931,084) 3.0%
Money Market Funds 3.0%
United States 3.0%
[a,d]Institutional Fiduciary Trust Money Market Portfolio		3,931,084	3,931,084
Total Investments (Cost $141,260,135) 100.1%			132,440,194
Other Assets, less Liabilities (0.1)%			(105,702)
Net Assets 100.0%			$132,334,492

a Non-income producing.
b At December 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2015, the value of this security was
$499,550, representing 0.38% of net assets.
d See Note 7 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited)

Templeton Emerging Markets Balanced Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests 51.6%
Belgium 2.2%
Anheuser-Busch InBev NV	Beverages	5,684	$706,334

Brazil 0.5%
BM&F BOVESPA SA	Diversified Financial Services	9,000	24,745
CETIP SA Mercados Organizados	Capital Markets	3,000	28,403
M Dias Branco SA	Food Products	4,400	73,874
Mahle-Metal Leve SA Industria e Comercio	Auto Components	1,300	8,123
Totvs SA	Software	5,700	44,656
			179,801
Cambodia 0.7%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	370,000	233,931

China 13.4%
[a]Baidu Inc., ADR	Internet Software & Services	2,835	535,928
Brilliance China Automotive Holdings Ltd.	Automobiles	664,600	835,236
China Construction Bank Corp., H	Banks	461,700	316,333
China Life Insurance Co. Ltd., H	Insurance	66,000	213,751
China Mobile Ltd.	Wireless Telecommunication
	Services	41,500	468,539
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	430,000	259,105
CNOOC Ltd.	Oil, Gas & Consumable Fuels	280,000	291,556
COSCO Pacific Ltd.	Transportation Infrastructure	37,200	40,991
Dah Chong Hong Holdings Ltd.	Distributors	143,700	72,312
[b]Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	18,100	16,525
NetEase Inc., ADR	Internet Software & Services	894	162,028
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	253,000	166,161
Poly Culture Group Corp. Ltd., H	Media	17,600	48,144
Tencent Holdings Ltd.	Internet Software & Services	40,000	788,114
Uni-President China Holdings Ltd.	Food Products	258,000	198,406
			4,413,129
Hong Kong 2.2%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	34,000	206,720
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	201,200	251,820
Sands China Ltd.	Hotels, Restaurants & Leisure	80,800	275,757
			734,297
Hungary 0.3%
Richter Gedeon Nyrt	Pharmaceuticals	4,550	86,164

India 3.9%
ICICI Bank Ltd., ADR	Banks	36,700	287,361
Infosys Ltd., ADR	IT Services	32,360	542,030
[a]Tata Motors Ltd., ADR	Automobiles	15,510	457,080
			1,286,471
Indonesia 2.8%
Astra International Tbk PT	Automobiles	763,100	332,083
Bank Danamon Indonesia Tbk PT	Banks	1,934,400	448,963
Semen Indonesia (Persero) Tbk PT	Construction Materials	162,000	133,948
			914,994
Mexico 0.3%
America Movil SAB de CV, L, ADR	Wireless Telecommunication
	Services	6,100	85,766
Nemak SAB de CV	Auto Components	15,000	20,287
			106,053
Pakistan 0.7%
Habib Bank Ltd.	Banks	117,800	224,702

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

Philippines 0.2%
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	706,600	68,364

Russia 0.7%
[a,c]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	4,661	105,106
[a]Yandex NV, A	Internet Software & Services	7,300	114,756
			219,862
Singapore 0.1%
DBS Group Holdings Ltd.	Banks	1,400	16,479

South Africa 5.9%
[a,o]Edcon Holdings Ltd., F wts., 2/20/49	Specialty Retail	84	1
[a,o]Edcon Holdings Ltd., F1 wts., 2/20/49	Specialty Retail	1,503,436	16,331
[a,o]Edcon Holdings Ltd., F2 wts., 2/20/49	Specialty Retail	121,675	1,322
Massmart Holdings Ltd.	Food & Staples Retailing	9,407	60,828
MTN Group Ltd.	Wireless Telecommunication
	Services	30,476	261,880
Naspers Ltd., N	Media	8,347	1,144,245
Remgro Ltd.	Diversified Financial Services	29,122	461,756
			1,946,363
South Korea 5.7%
Bukwang Pharmaceutical Co. Ltd.	Pharmaceuticals	278	6,026
Daelim Industrial Co. Ltd.	Construction & Engineering	2,845	162,425
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	2,587	207,786
Hankook Tire Co. Ltd.	Auto Components	1,583	63,371
Hyundai Development Co.	Construction & Engineering	7,450	245,943
[a]iMarketkorea Inc.	Trading Companies & Distributors	4,490	96,653
Interpark Corp.	Internet & Catalog Retail	1,200	11,282
KT Skylife Co. Ltd.	Media	13,494	198,625
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	480	514,588
SK Hynix Inc.	Semiconductors & Semiconductor
	Equipment	14,140	369,949
			1,876,648
Taiwan 5.5%
Catcher Technology Co. Ltd.	Technology Hardware, Storage &
	Peripherals	12,000	100,620
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments
	& Components	180,900	444,061
Largan Precision Co. Ltd.	Electronic Equipment, Instruments
	& Components	1,000	68,963
Pegatron Corp.	Technology Hardware, Storage &
	Peripherals	70,200	153,555
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	240,000	1,042,654
			1,809,853
Thailand 3.5%
Kasikornbank PCL, fgn.	Banks	45,000	186,719
Kiatnakin Bank PCL, fgn.	Banks	75,200	75,659
Land and Houses PCL	Real Estate Management &
	Development	212,660	55,777
Land and Houses PCL, fgn.	Real Estate Management &
	Development	639,800	167,808
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	43,500	69,119
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	8,500	57,563
Siam Commercial Bank PCL, fgn.	Banks	22,800	75,620
Thai Beverage PCL, fgn.	Beverages	214,100	104,189
Univanich Palm Oil PCL, fgn.	Food Products	1,657,000	354,119
			1,146,573
United Kingdom 3.0%
Unilever PLC	Personal Products	23,186	1,000,131

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

Total Common Stocks and Other Equity Interests (Cost $18,684,033)					16,970,149
Participatory Notes (Cost $73,172) 0.2%
Saudi Arabia 0.2%
[d]Deutsche Bank AG/London, Samba Financial Group, 144A, 9/27/16	Banks	10,797			67,185

Preferred Stocks 2.9%
Brazil 2.9%
Banco Bradesco SA, ADR, pfd.	Banks	97,000			466,570
Itau Unibanco Holding SA, ADR, pfd.	Banks	73,675			479,624
Total Preferred Stocks (Cost $1,187,779)					946,194
		Principal Amount*
Corporate Bonds 3.4%
Mexico 0.0%†
[d,e]Corporacion GEO SAB de CV, senior note, 144A, 8.875%, 3/27/22	Household Durables	200,000			4,250
Nigeria 0.5%
[d]Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	Banks	200,000			174,875
Poland 0.4%
[d,f]Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	Communications Equipment	120,000		EUR	133,609
Romania 0.4%
[d]Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	Media	100,000		EUR	115,346
South Africa 0.4%
[d]Edcon Ltd., senior secured note, 144A,
9.50%, 3/01/18	Specialty Retail	135,000		EUR	89,361
[f]PIK, 8.00%, 6/30/19	Specialty Retail	11,096		EUR	10,065
[f]PIK, 8.00%, 6/30/19	Specialty Retail	22,764		EUR	20,771
[f]PIK, 12.75%, 6/30/19	Specialty Retail	34,146		EUR	22,069
					142,266
Turkey 0.6%
[d]Turkiye Is Bankasi, sub. note, 144A, 6.00%, 10/24/22	Banks	200,000			197,784
Ukraine 1.1%
[d]Ukreiximbank, (BIZ Finance PLC), loan participation, senior bond, 144A, 9.75%,
1/22/25	Diversified Financial Services	400,000			348,562

Total Corporate Bonds (Cost $1,466,495)					1,116,692
Foreign Government and Agency Securities 27.2%
Brazil 2.5%
Letra Tesouro Nacional, Strip,
1/01/16		210	[g]	BRL	52,992
7/01/16		30	[g]	BRL	7,068
10/01/16		80	[g]	BRL	18,113
Nota Do Tesouro Nacional,
10.00%, 1/01/17		1,720	[g]	BRL	413,319
10.00%, 1/01/21		70	[g]	BRL	14,065
[h]Index Linked, 6.00%, 8/15/18		80	[g]	BRL	54,848
[h]Index Linked, 6.00%, 5/15/19		70	[g]	BRL	47,395
[h]Index Linked, 6.00%, 8/15/20		20	[g]	BRL	13,358
[h]Index Linked, 6.00%, 8/15/22		60	[g]	BRL	39,165
[h]Index Linked, 6.00%, 5/15/23		128	[g]	BRL	83,026
[h]Index Linked, 6.00%, 8/15/24		10	[g]	BRL	6,440
[h]Index Linked, 6.00%, 5/15/45		100	[g]	BRL	59,106
					808,895
Ecuador 1.6%
[d]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24		700,000			523,310
Ghana 1.1%
Government of Ghana,
16.90%, 3/07/16		10,000		GHS	2,589

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)
19.24%, 5/30/16	165,000		GHS	42,471
24.44%, 5/29/17	10,000		GHS	2,665
23.00%, 8/21/17	310,000		GHS	81,233
23.23%, 2/19/18	140,000		GHS	36,700
23.47%, 5/21/18	280,000		GHS	73,732
24.50%, 10/22/18	409,000		GHS	109,880
				349,270
Hungary 0.3%
Government of Hungary,
5.375%, 2/21/23	30,000			32,736
A, 6.75%, 11/24/17	22,520,000		HUF	84,952
				117,688
Indonesia 1.9%
Government of Indonesia,
8.375%, 3/15/34	890,000,000		IDR	60,678
FR31, 11.00%, 11/15/20	31,000,000		IDR	2,440
FR34, 12.80%, 6/15/21	1,751,000,000		IDR	148,354
FR35, 12.90%, 6/15/22	31,000,000		IDR	2,687
FR36, 11.50%, 9/15/19	63,000,000		IDR	4,951
FR43, 10.25%, 7/15/22	31,000,000		IDR	2,400
senior bond, FR53, 8.25%, 7/15/21	173,000,000		IDR	12,277
senior bond, FR70, 8.375%, 3/15/24	5,370,000,000		IDR	379,746
senior note, 8.50%, 10/15/16	125,000,000		IDR	9,087
				622,620
Malaysia 0.3%
Government of Malaysia,
3.314%, 10/31/17	20,000		MYR	4,697
senior bond, 4.262%, 9/15/16	180,000		MYR	42,411
senior bond, 3.814%, 2/15/17	120,000		MYR	28,308
senior note, 3.172%, 7/15/16	90,000		MYR	21,031
senior note, 3.394%, 3/15/17	50,000		MYR	11,746
senior note, 4.012%, 9/15/17	30,000		MYR	7,127
				115,320
Mexico 3.3%
Government of Mexico,
7.25%, 12/15/16	157,300	[i]	MXN	943,494
7.75%, 12/14/17	20,460	[i]	MXN	127,011
senior note, M, 5.00%, 6/15/17	2,900	[i]	MXN	17,079
				1,087,584
Mongolia 0.5%
[d]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000			160,879

Philippines 0.7%
Government of the Philippines, senior note, 1.625%, 4/25/16	10,280,000		PHP	218,482

Poland 1.4%
Government of Poland,
5.00%, 4/25/16	185,000		PLN	47,663
[j]FRN, 1.79%, 1/25/17	571,000		PLN	145,777
[j]FRN, 1.79%, 1/25/21	579,000		PLN	145,384
Strip, 1/25/16	460,000		PLN	117,192
				456,016
Republic of Montenegro 0.4%
[d]Government of Montenegro, 144A, 5.375%, 5/20/19	110,000		EUR	123,049

Senegal 0.5%
[d]Government of Senegal, 144A, 6.25%, 7/30/24	200,000			179,294

Serbia 3.0%
[d]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	200,000			226,983
Serbia Treasury Bond, 8.00%, 10/22/20	14,830,000		RSD	142,195
Serbia Treasury Note, 10.00%,
1/30/16	390,000		RSD	3,507

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)
2/21/16	39,000,000	RSD	351,983
12/19/16	1,900,000	RSD	17,982
11/08/17	510,000	RSD	4,983
4/27/18	17,600,000	RSD	174,497
3/20/21	2,430,000	RSD	25,102
6/05/21	2,500,000	RSD	25,964
			973,196
South Korea 0.4%
Korea Treasury Bond, senior note,
2.75%, 6/10/16	76,000,000	KRW	64,991
3.00%, 12/10/16	69,400,000	KRW	59,804
			124,795
Sri Lanka 1.8%
Government of Sri Lanka,
10.60%, 7/01/19	1,200,000	LKR	8,644
10.60%, 9/15/19	30,000	LKR	216
9.25%, 5/01/20	160,000	LKR	1,089
[d]144A, 5.875%, 7/25/22	200,000		183,537
A, 5.80%, 1/15/17	8,300,000	LKR	56,559
A, 7.50%, 8/15/18	20,000	LKR	134
A, 9.00%, 5/01/21	20,610,000	LKR	138,391
A, 11.00%, 8/01/21	960,000	LKR	6,975
B, 5.80%, 7/15/17	2,900,000	LKR	19,462
D, 8.50%, 6/01/18	3,780,000	LKR	26,024
[d]senior note, 144A, 6.25%, 10/04/20	165,000		160,413
			601,444
Ukraine 3.2%
[d]Government of Ukraine, 144A,
7.75%, 9/01/20	630,000		582,807
7.75%, 9/01/21	274,000		250,728
7.75%, 9/01/22	129,000		117,356
[p]GDP Linked Securities, 5/31/40	252,000		101,745
			1,052,636
Uruguay 2.8%
[k]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	464,613	UYU	14,149
senior bond, Index Linked, 5.00%, 9/14/18	82,003	UYU	2,740
senior bond, Index Linked, 4.375%, 12/15/28	9,291,218	UYU	281,858
senior bond, Index Linked, 4.00%, 7/10/30	321,882	UYU	9,442
Uruguay Notas del Tesoro,
9.50%, 1/27/16	6,154,000	UYU	204,945
11.00%, 3/21/17	80,000	UYU	2,555
07, 13.25%, 4/08/18	1,290,000	UYU	41,292
[k]10, Index Linked, 4.25%, 1/05/17	32,426	UYU	1,078
[k]13, Index Linked, 4.00%, 5/25/25	158,887	UYU	4,855
[k]18, Index Linked, 2.25%, 8/23/17	2,704,328	UYU	86,743
[k]19, Index Linked, 2.50%, 9/27/22	64,852	UYU	1,854
senior note, 13.90%, 7/29/20	822,000	UYU	26,323
Uruguay Treasury Bill, Strip,
1/14/16	259,000	UYU	8,624
3/03/16	418,000	UYU	13,685
4/21/16	1,755,000	UYU	56,264
6/09/16	333,000	UYU	10,497
7/28/16	321,000	UYU	9,978
9/15/16	250,000	UYU	7,568
11/03/16	330,000	UYU	9,796
2/10/17	140,000	UYU	4,026
4/03/17	1,935,000	UYU	54,377
5/19/17	2,590,000	UYU	71,337
			923,986
Zambia 1.5%
[d]Government of Zambia, senior bond, 144A, 8.97%, 7/30/27	230,000		182,367

Templeton Global Investment Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)
[d]Government of Zambia International Bond, 144A,
5.375%, 9/20/22	200,000		144,500
8.50%, 4/14/24	200,000		159,613
			486,480
Total Foreign Government and Agency Securities (Cost $10,641,555)			8,924,944
Total Investments before Short Term Investments (Cost $32,053,034)			28,025,164

Short Term Investments 13.8%
Foreign Government and Agency Securities 1.5%
Indonesia 0.1%
[l]Indonesia Treasury Bill, 1/07/16 - 2/04/16	438,000,000	IDR	31,690
Malaysia 0.5%
[l]Bank of Negara Monetary Note, 3/01/16 - 10/18/16	675,000	MYR	154,673
[l]Malaysia Treasury Bill, 1/22/16 - 8/05/16	60,000	MYR	13,868
			168,541
Mexico 0.8%
[l]Mexico Treasury Bill, 1/07/16 - 12/08/16	493,040[m] MXN		282,859
Philippines 0.1%
[l]Philippine Treasury Bill, 2/03/16 - 9/07/16	880,000	PHP	18,536
Uruguay 0.0%†
[l]Uruguay Treasury Bill, 1/04/16 - 4/11/16	40,000	UYU	1,302
Total Foreign Government and Agency Securities (Cost $514,133)			502,928
Total Investments before Money Market Funds (Cost $32,567,167)			28,528,092
	Shares
Money Market Funds (Cost $4,031,846) 12.3%
United States 12.3%
[a,n]Institutional Fiduciary Trust Money Market Portfolio	4,031,846		4,031,846
Total Investments (Cost $36,599,013) 99.1%			32,559,938
Other Assets, less Liabilities 0.9%			311,927
Net Assets 100.0%			$32,871,865

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At December 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2015, the value of this security was
$105,106, representing 0.32% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2015, the aggregate value of these securities was $4,280,458, representing 13.02% of net assets.
e Defaulted security or security for which income has been deemed uncollectible.
f Income may be received in additional securities and/or cash.
g Principal amount is stated in 1,000 Brazilian Real Units.
h Redemption price at maturity is adjusted for inflation.
i Principal amount is stated in 100 Mexican Peso Units.
j The coupon rate shown represents the rate at period end.
k Principal amount of security is adjusted for inflation.
l The security is traded on a discount basis with no stated coupon rate.
m Principal amount is stated in 10 Mexican Peso Units.
n See Note 8 regarding investments in affiliated management investment companies.
o See Note 6 regarding restricted securities.
p Security is linked to the Ukrainian GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on the growth of the Ukrainian GDP and the principal or “notional” value of this GDP linked security.

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

At December 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	DBAB	Sell	41,018	$49,198	1/07/16	$4,634	$-
Malaysian Ringgit	JPHQ	Buy	155,000	41,932	1/11/16	-	(5,837)
Chilean Peso	MSCO	Buy	27,846,250	39,371	1/19/16	-	(162)
Euro	CITI	Sell	28,594	33,537	1/20/16	2,460	-
Chilean Peso	DBAB	Buy	55,692,500	81,244	1/21/16	-	(2,845)
Euro	DBAB	Sell	120,000	136,914	1/29/16	6,468	-
Indian Rupee	JPHQ	Buy	12,595,000	191,463	1/29/16	-	(1,862)
Philippine Peso	DBAB	Buy	5,554,840	121,997	1/29/16	-	(4,019)
Euro	DBAB	Sell	100,000	113,630	2/03/16	4,911	-
Chilean Peso	JPHQ	Buy	28,064,000	39,624	2/12/16	-	(221)
Chilean Peso	MSCO	Buy	27,846,250	39,253	2/16/16	-	(173)
Euro	DBAB	Sell	339,000	388,335	2/23/16	19,589	-
Malaysian Ringgit	HSBK	Buy	250,000	58,146	2/29/16	-	(11)
Chilean Peso	CITI	Buy	28,321,000	39,546	3/03/16	129	-
Uruguayan Peso	CITI	Buy	580,000	21,045	3/09/16	-	(2,201)
Uruguayan Peso	CITI	Sell	580,000	18,384	3/09/16	-	(461)
Chilean Peso	DBAB	Buy	56,385,000	78,436	3/16/16	448	-
Euro	DBAB	Sell	66,600	71,212	3/18/16	-	(1,279)
Euro	JPHQ	Sell	66,000	71,138	3/24/16	-	(712)
Malaysian Ringgit	HSBK	Buy	550,000	127,035	3/28/16	732	-
Euro	JPHQ	Sell	27,000	29,872	3/29/16	475	-
Philippine Peso	DBAB	Buy	5,554,840	116,823	3/31/16	437	-
Malaysian Ringgit	JPHQ	Buy	310,750	68,849	4/01/16	3,329	-
Malaysian Ringgit	JPHQ	Buy	25,770	5,794	4/05/16	191	-
Malaysian Ringgit	DBAB	Buy	238,900	53,821	4/07/16	1,656	-
Ghana Cedi	BZWS	Buy	29,574	6,266	4/08/16	983	-
Euro	JPHQ	Sell	130,000	141,631	4/21/16	-	(17)
Euro	DBAB	Sell	121,000	130,995	4/22/16	-	(851)
Euro	DBAB	Sell	100,000	110,870	4/28/16	1,885	-
Euro	BZWS	Sell	136,000	156,210	5/18/16	7,893	-
Euro	JPHQ	Sell	109,400	125,560	5/20/16	6,244	-
South Korean Won	JPHQ	Buy	145,000,000	132,523	5/23/16	-	(9,464)
South Korean Won	JPHQ	Buy	145,000,000	130,267	5/31/16	-	(7,217)
Euro	CITI	Sell	363,000	386,771	6/03/16	-	(9,312)
Euro	DBAB	Sell	123,000	137,860	6/06/16	3,637	-
Euro	DBAB	Sell	137,000	149,351	6/09/16	-	(165)
Ghana Cedi	BZWS	Buy	60,000	11,505	6/10/16	2,641	-
Australian Dollar	CITI	Sell	117,000	83,732	6/14/16	-	(841)
Australian Dollar	JPHQ	Sell	173,000	125,175	6/14/16	123	-
South Korean Won	JPHQ	Buy	588,927,300	496,692	6/17/16	3,005	-
Philippine Peso	DBAB	Buy	1,885,120	41,094	6/30/16	-	(1,518)
Philippine Peso	JPHQ	Buy	1,863,000	40,704	7/01/16	-	(1,593)
Malaysian Ringgit	JPHQ	Buy	361,050	93,600	7/05/16	-	(10,041)
Euro	DBAB	Sell	31,000	34,523	8/05/16	619	-
Mexican Peso	CITI	Buy	7,208,000	428,054	8/08/16	-	(16,326)
Euro	DBAB	Sell	117,750	130,950	8/15/16	2,120	-
Euro	DBAB	Sell	120,000	135,720	8/31/16	4,346	-
Mexican Peso	CITI	Buy	7,253,572	415,297	9/06/16	-	(1,817)
Australian Dollar	CITI	Sell	116,000	83,564	9/14/16	17	-

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

Euro		DBAB	Sell	623,000	715,036	10/17/16		31,646	-
Euro		BZWS	Sell	100,000	108,436	11/16/16		-	(1,404)
Brazilian Real		HSBK	Buy	300,000	70,547	11/21/16		-	(2,438)
Australian Dollar		JPHQ	Sell	118,000	83,978	12/12/16		-	(752)
Australian Dollar		JPHQ	Sell	58,000	41,521	12/14/16		-	(123)
Euro		JPHQ	Sell	53,000	58,714	12/19/16		413	-
Total Forw ard Exchange Contracts unrealized appreciation (depreciation)								$111,031	$(83,662)
Net unrealized appreciation (depreciation)								$27,369

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
						Notional Expiration		Unrealized	Unrealized
Description					Exchange	Amount	Date Appreciation Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%					LCH	$810,000	10/17/17	$1,418	$-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%					CME	20,000	10/04/23	-	(1,230)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%					CME	20,000	10/04/23	-	(1,261)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%					CME	20,000	10/07/23	-	(1,213)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%					LCH	680,000	1/22/25	6,554	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%					LCH	850,000	1/23/25	4,072	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%					LCH	510,000	1/27/25	2,422	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%					LCH	130,000	1/29/25	1,047	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%					LCH	110,000	1/30/25	844	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%					LCH	160,000	2/03/25	3,053	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%					CME	10,000	10/04/43	-	(2,272)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%					CME	10,000	10/04/43	-	(2,311)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%					CME	10,000	10/07/43	-	(2,285)
Total Interest Rate Sw ap Contracts								$19,410	$(10,572)
Net unrealized appreciation (depreciation)								$8,838

ABBREVIATIONS

Counterparty/Exchange

BZWS	Barclays Bank PLC
CITI	Citigroup, N.A.
CME	Chicago Mercantile Exchange
DBAB	Deutsche Bank AG

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)
HSBK	HSBC Bank PLC
JPHQ	JPMorgan Chase Bank, N.A.
LCH	LCH Clearnet LLC
MSCO	Morgan Stanley and Co. Inc.

Currency

BRL	Brazilian Real
EUR	Euro
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RSD	Serbian Dinar
UYU	Uruguayan Peso

Selected Portfolio

ADR	American Depositary Receipt
FRN	Floating Rate Note
GDP	Gross Domestic Product
GDR	Global Depositary Receipt
PIK	Payment-In-Kind

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited)

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Rights/Warrants	Value
Common Stocks and Other Equity Interests 93.2%
Argentina 0.7%
MercadoLibre Inc.	Internet Software & Services	42,000	$4,802,280

Austria 1.4%
DO & CO Restaurants & Catering AG	Hotels, Restaurants & Leisure	92,774	9,856,721

Botswana 0.4%
Letshego Holdings Ltd.	Consumer Finance	9,617,099	2,484,906

Brazil 2.2%
Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods	236,100	1,251,793
Cia Hering	Specialty Retail	466,500	1,791,422
Duratex SA	Paper & Forest Products	270,700	403,234
Gaec Educacao SA	Diversified Consumer Services	633,400	2,206,857
Grendene SA	Textiles, Apparel & Luxury Goods	1,012,512	4,304,863
JSL SA	Road & Rail	1,248,503	2,269,547
[a]Ser Educacional SA, Reg S	Diversified Consumer Services	1,628,100	3,165,111
			15,392,827
China 10.4%
Anhui Tianda Oil Pipe Co. Ltd., H	Energy Equipment & Services	20,271,841	2,981,865
COSCO Pacific Ltd.	Transportation Infrastructure	5,257,736	5,793,574
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	9,163,000	10,510,644
Green Seal Holding Ltd.	Chemicals	866,000	3,130,818
Jiangling Motors Corp. Ltd., B	Automobiles	3,948,718	13,751,463
Mindray Medical International Ltd., ADR	Health Care Equipment & Supplies	86,200	2,337,744
[b]Sohu.com Inc.	Internet Software & Services	77,722	4,444,921
TravelSky Technology Ltd., H	IT Services	6,800,200	11,231,081
Uni-President China Holdings Ltd.	Food Products	11,454,000	8,808,325
[b]Xinchen China Power Holdings Ltd.	Auto Components	11,735,200	2,695,258
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	15,370,000	6,266,872
			71,952,565
Czech Republic 1.3%
[b]Fortuna Entertainment Group NV	Hotels, Restaurants & Leisure	899,465	2,911,299
[c]Pegas Nonwovens SA	Textiles, Apparel & Luxury Goods	197,073	5,792,303
			8,703,602
Egypt 3.8%
Eastern Tobacco	Tobacco	116,291	2,599,080
[b,d]Edita Food Industries SAE, 144A	Food Products	1,396,572	5,707,538
Egyptian International Pharmaceutical Industries Co.	Pharmaceuticals	1,373,432	12,629,179
[b,d]Integrated Diagnostics Holdings PLC, 144A	Health Care Providers & Services	1,049,430	5,189,431
			26,125,228
Estonia 0.4%
Olympic Entertainment Group A.S.	Hotels, Restaurants & Leisure	1,557,217	3,027,833

Georgia 0.8%
[b,d]Georgia Healthcare Group PLC, 144A	Health Care Providers & Services	2,288,000	5,227,216

Hong Kong 4.4%
Amvig Holdings Ltd.	Containers & Packaging	4,052,000	1,683,508
Bonjour Holdings Ltd.	Specialty Retail	10,798,150	668,776
Giordano International Ltd.	Specialty Retail	3,938,000	1,844,473
I.T Ltd.	Specialty Retail	20,830,395	5,536,746
Ju Teng International Holdings Ltd.	Electronic Equipment, Instruments
	& Components	21,186,000	10,087,075
[b]Ju Teng International Holdings Ltd., wts., 10/14/16	Electronic Equipment, Instruments
	& Components	2,005,000	50,447
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,888,000	8,247,417

	Quarterly Statement of Investments | See Notes to Statements of Investments

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)
Sa Sa International Holdings Ltd.	Specialty Retail	2,202,000	747,245
Sitoy Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,169,500	1,325,030
			30,190,717
India 12.4%
Apollo Tyres Ltd.	Auto Components	3,599,238	8,491,628
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	782,270	19,604,455
Balkrishna Industries Ltd.	Auto Components	717,833	7,020,954
Biocon Ltd.	Biotechnology	1,020,399	7,985,148
Federal Bank Ltd.	Banks	14,915,344	12,615,971
Great Eastern Shipping Co. Ltd.	Oil, Gas & Consumable Fuels	717,900	3,992,520
JK Cement Ltd.	Construction Materials	1,463,742	12,757,846
Redington India Ltd.	Electronic Equipment, Instruments
	& Components	1,781,236	3,099,369
Tata Chemicals Ltd.	Chemicals	1,700,500	10,311,159
			85,879,050
Indonesia 1.3%
Bank Permata Tbk PT	Banks	19,105,600	1,309,504
Hexindo Adiperkasa Tbk PT	Trading Companies & Distributors	13,609,000	1,219,011
Mandom Indonesia Tbk PT	Personal Products	2,341,500	2,802,158
[b]Panin Financial Tbk PT	Insurance	246,820,200	3,311,821
			8,642,494
Kazakhstan 0.8%
[d]Kcell JSC, GDR, 144A	Wireless Telecommunication
	Services	92,768	374,783
[a]Kcell JSC, GDR, Reg S	Wireless Telecommunication
	Services	40,701	164,432
Nostrum Oil & Gas LP	Oil, Gas & Consumable Fuels	781,116	4,661,718
			5,200,933
Kuwait 0.7%
Kuwait Foods Americana	Hotels, Restaurants & Leisure	768,500	5,064,250

Malaysia 2.4%
7-Eleven Malaysia Holdings Bhd.	Food & Staples Retailing	16,197,500	5,809,747
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	3,616,100	5,002,826
Oldtown Bhd.	Food Products	15,124,025	5,600,839
			16,413,412
Mexico 1.7%
Grupo Herdez SAB de CV	Food Products	4,483,374	11,646,107
Nigeria 0.6%
Access Bank Nigeria PLC	Banks	42,999,778	1,047,721
UAC of Nigeria PLC	Industrial Conglomerates	30,288,005	3,126,946
			4,174,667
Pakistan 0.8%
Habib Bank Ltd.	Banks	2,963,600	5,653,028

Peru 1.1%
[a]Intercorp Financial Services Inc., Reg S	Banks	344,940	7,847,385

Philippines 0.8%
Pepsi-Cola Products Philippines Inc.	Beverages	65,056,200	5,101,904

Poland 5.3%
Amica Wronki SA	Household Durables	112,408	4,986,041
[b]AmRest Holdings NV	Hotels, Restaurants & Leisure	58,533	2,808,211
CCC SA	Textiles, Apparel & Luxury Goods	77,281	2,729,535
Fabryki Mebli Forte SA	Household Durables	524,600	7,141,327
[d]Prime Car Management SA, 144A	Road & Rail	526,165	5,029,938
[b]SMT SA	IT Services	353,556	1,302,373
Wawel SA	Food Products	21,797	6,606,751

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

Work Service SA	Professional Services	1,701,802	6,277,503
			36,881,679
Russia 3.6%
[a]Cherkizovo Group PJSC, GDR, Reg S	Food Products	224,987	2,164,375
[b]DIXY Group PJSC	Food & Staples Retailing	561,958	2,332,527
[a,b]Globaltrans Investment PLC, GDR, Reg S	Road & Rail	117,550	534,852
[b,d]Lenta Ltd., GDR, 144A	Food & Staples Retailing	208,000	1,404,000
[a,b]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	464,316	10,470,326
[a]O'Key Group SA, GDR, Reg S	Food & Staples Retailing	519,393	1,038,786
[a,b]X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	370,649	7,023,798
			24,968,664
Singapore 0.5%
[e]OSIM International Ltd.	Specialty Retail	4,869,000	3,708,668

South Korea 9.5%
AmorePacific Group	Personal Products	43,470	5,473,926
Bukwang Pharmaceutical Co. Ltd.	Pharmaceuticals	94,558	2,047,550
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	176,343	14,163,735
[b]I-Sens Inc.	Health Care Equipment & Supplies	170,452	4,938,179
Interojo Co. Ltd.	Health Care Equipment & Supplies	242,678	7,846,240
Interpark Corp.	Internet & Catalog Retail	170,863	1,606,415
LF Corp.	Textiles, Apparel & Luxury Goods	118,955	2,732,713
Medy-tox Inc.	Biotechnology	18,450	8,049,927
Vieworks Co. Ltd.	Health Care Equipment & Supplies	221,640	8,401,241
Youngone Corp.	Textiles, Apparel & Luxury Goods	289,884	10,383,742
			65,643,668
Sri Lanka 1.4%
Hemas Holdings PLC	Industrial Conglomerates	14,964,257	9,637,293

Switzerland 0.2%
[b,d]Wizz Air Holdings PLC, 144A	Airlines	60,600	1,622,969

Taiwan 8.7%
ADLINK Technology Inc.	Technology Hardware, Storage &
	Peripherals	4,100,173	9,466,920
[b]Adlink Technology Inc., rts., 1/11/16	Technology Hardware, Storage &
	Peripherals	228,624	83,348
Flytech Technology Co. Ltd.	Electronic Equipment, Instruments
	& Components	3,232,220	9,328,621
Merida Industry Co. Ltd.	Leisure Products	1,490,000	8,012,213
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor
	Equipment	1,976,000	7,744,076
PChome Online Inc.	Internet Software & Services	487,000	4,867,633
Shin Zu Shing Co. Ltd.	Machinery	1,793,000	6,890,707
St. Shine Optical Co. Ltd.	Health Care Equipment & Supplies	232,400	4,666,922
TTY Biopharm Co. Ltd.	Pharmaceuticals	2,521,900	9,002,407
			60,062,847
Thailand 3.2%
Beauty Community PCL, fgn.	Specialty Retail	85,618,000	13,663,711
DSG International Thailand PCL, fgn.	Household Products	27,442,800	2,467,796
Tisco Financial Group PCL, fgn.	Banks	5,172,000	6,100,749
			22,232,256
Turkey 7.2%
Bizim Toptan Satis Magazalari AS	Food & Staples Retailing	284,304	1,247,204
Celebi Hava Servisi AS	Transportation Infrastructure	359,261	4,407,959
Coca-Cola Icetek AS	Beverages	372,780	4,745,030
IS Yatirim Menkul Degerler AS	Capital Markets	2,787,962	1,098,827
Ozak Gayrimenkul Yatirim Ortakligi	Real Estate Investment Trusts	7,266,311	4,632,031
Pinar Entegre Et ve Un Sanayi AS	Food Products	1,570,898	6,072,976
[f]Pinar Sut Mamulleri Sanayii AS	Food Products	3,279,170	18,464,858
[f]Reysas Gayrimenkul Yatirim Ortakligi AS	Real Estate Investment Trusts	24,575,397	4,295,515
Ulker Biskuvi Sanayi AS	Food Products	488,897	2,948,998

Templeton Global Investment Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)
Yazicilar Holding AS	Industrial Conglomerates	429,121	1,875,143
			49,788,541
United Arab Emirates 1.1%
Aramex Co.	Air Freight & Logistics	8,427,789	7,252,376
United States 2.2%
[b]Luxoft Holding Inc.	IT Services	198,473	15,308,222
Vietnam 1.9%
DHG Pharmaceutical JSC	Pharmaceuticals	1,118,432	3,307,793
Imexpharm Pharmaceutical JSC	Pharmaceuticals	545,094	909,096
Vietnam Container Shipping JSC	Marine	1,812,676	6,207,518
Vietnam Dairy Products JSC	Food Products	509,616	2,901,083
			13,325,490
Total Common Stocks and Other Equity Interests (Cost $632,464,305)			643,819,798
Participatory Notes 1.5%
Saudi Arabia 1.5%
[d]Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co., 144A, 4/12/18	Food Products	40,309	1,203,110
[d]HSBC Bank PLC, Mouwasat Medical Services Co., 144A, 3/05/18	Health Care Providers & Services	279,525	9,032,074
Total Participatory Notes (Cost $10,405,296)			10,235,184
Preferred Stocks 1.0%
Brazil 0.2%
Marcopolo SA, pfd.	Machinery	3,572,200	1,668,494
Chile 0.8%
Embotelladora Andina SA, pfd., A	Beverages	1,979,200	5,460,844
Total Preferred Stocks (Cost $9,252,188)			7,129,338
Total Investments before Short Term Investments (Cost $652,121,789)			661,184,320

Short Term Investments 4.6%
Money Market Funds (Cost $29,768,656) 4.3%
United States 4.3%
[b,g]Institutional Fiduciary Trust Money Market Portfolio		29,768,656	29,768,656
Investments from Cash Collateral Received for Loaned Securities (Cost
$1,981,350) 0.3%
Money Market Funds 0.3%
United States 0.3%
[b,g]Institutional Fiduciary Trust Money Market Portfolio		1,981,350	1,981,350
Total Investments (Cost $683,871,795) 100.3%			692,934,326
Other Assets, less Liabilities (0.3)%			(1,941,099)
Net Assets 100.0%			$690,993,227

a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2015, the aggregate value of these securities was $32,409,065, representing 4.69%of net assets.
b Non-income producing.
c At December 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2015, the aggregate value of these securities was $34,791,059, representing 5.03% of net assets.
e A portion or all of the security is on loan at December 31, 2015.

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

f See Note 7 regarding holdings of 5% voting securities.

g See Note 8 regarding investments in affiliated management investment companies.

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited)

Templeton Frontier Markets Fund	Industry	Shares	Value
Common Stocks 86.8%
Argentina 3.3%
Banco Macro SA, ADR	Banks	15,500	$900,860
Telecom Argentina SA, B, ADR	Diversified Telecommunication
	Services	643,730	10,344,741
			11,245,601
Botswana 2.9%
Letshego Holdings Ltd.	Consumer Finance	38,624,636	9,979,996
Cambodia 0.9%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	5,005,611	3,164,777
Egypt 6.4%
Eastern Tobacco	Tobacco	312,932	6,993,966
Egyptian International Pharmaceutical Industries Co.	Pharmaceuticals	1,082,294	9,952,065
[a,b]Global Telecom Holding, GDR, Reg S	Wireless Telecommunication
	Services	3,882,976	5,047,869
			21,993,900
Kazakhstan 0.5%
[b]KazMunaiGas Exploration Production, GDR, Reg S	Oil, Gas & Consumable Fuels	185,896	1,383,066
[b]Kcell JSC, GDR, Reg S	Wireless Telecommunication
	Services	85,001	343,404
			1,726,470
Kenya 5.6%
East African Breweries Ltd.	Beverages	3,902,600	10,414,563
Kenya Commercial Bank Ltd.	Banks	20,748,842	8,873,527
			19,288,090
Kuwait 10.3%
Kuwait Foods Americana	Hotels, Restaurants & Leisure	1,380,590	9,097,792
Mobile Telecommunications Co.	Wireless Telecommunication
	Services	10,488,572	12,095,553
National Bank of Kuwait SAK	Banks	5,455,846	14,381,143
			35,574,488
Nigeria 7.2%
Nigerian Breweries PLC	Beverages	14,548,395	9,940,124
[c]SEPLAT Petroleum Development Co. PLC, 144A	Oil, Gas & Consumable Fuels	1,457,164	1,583,993
UAC of Nigeria PLC	Industrial Conglomerates	30,899,493	3,190,076
Zenith Bank PLC	Banks	143,579,232	10,163,432
			24,877,625
Oman 4.5%
Bank Muscat SAOG	Banks	12,756,094	15,506,109
Pakistan 6.6%
Habib Bank Ltd.	Banks	3,431,700	6,545,923
Indus Motor Co. Ltd.	Automobiles	542,454	5,220,182
United Bank Ltd.	Banks	7,334,000	10,859,356
			22,625,461
Panama 0.7%
Copa Holdings SA	Airlines	49,535	2,390,559
Peru 1.7%
[b]Intercorp Financial Services Inc., Reg S	Banks	253,140	5,758,935
Romania 6.7%
[a]Banca Transilvania	Banks	7,173,421	4,188,633

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)
[d]OMV Petrom SA	Oil, Gas & Consumable Fuels	269,978,597	18,813,388
			23,002,021
Senegal 4.7%
Sonatel	Diversified Telecommunication
	Services	389,238	16,121,652
South Africa 1.8%
MTN Group Ltd.	Wireless Telecommunication
	Services	717,651	6,166,780
South Korea 0.2%
Youngone Corp.	Textiles, Apparel & Luxury Goods	23,579	844,608
Sri Lanka 0.7%
Hatton National Bank PLC	Banks	1,520,932	2,235,269
Ukraine 3.2%
[b]MHP SA, GDR, Reg S	Food Products	1,167,027	10,853,351
United Arab Emirates 4.2%
Aramex Co.	Air Freight & Logistics	16,848,980	14,499,075
Vietnam 11.3%
Binh Minh Plastics JSC	Building Products	644,382	3,754,238
DHG Pharmaceutical JSC	Pharmaceuticals	1,484,439	4,390,269
Hoa Phat Group JSC	Metals & Mining	5,087,183	6,606,437
Imexpharm Pharmaceutical JSC	Pharmaceuticals	1,059,783	1,767,483
PetroVietnam Drilling and Well Services JSC	Energy Equipment & Services	3,958,887	4,665,800
Petrovietnam Fertilizer and Chemical JSC	Chemicals	1,621,860	2,099,005
PetroVietnam Technical Services Corp.	Energy Equipment & Services	11,029,324	8,191,670
Vietnam Dairy Products JSC	Food Products	1,302,588	7,415,222
			38,890,124
Zimbabwe 3.4%
Delta Corp. Ltd.	Beverages	13,158,769	9,276,932
Econet Wireless Zimbabwe Ltd.	Wireless Telecommunication
	Services	11,833,491	2,485,033
			11,761,965
Total Common Stocks (Cost $324,513,546)			298,506,856
Participatory Notes 8.7%
Saudi Arabia 8.7%
[c]Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co., 144A, 4/12/18	Food Products	125,946	3,759,131
[c]HSBC Bank PLC,
Mouwasat Medical Services Co., 144A, 3/05/18	Health Care Providers & Services	245,566	7,934,783
Samba Financial Group, 144A, 6/29/17	Banks	1,636,869	10,185,583
Merrill Lynch International & Co. CV,
[c]Mouwasat Medical Services Co., 144A, 9/20/17	Health Care Providers & Services	35,082	1,133,578
[c]Samba Financial Group, 144A, 3/02/17	Banks	77,678	483,359
[e]Saudi British Bank, 3/02/17	Banks	32,340	213,305
[c]Saudi Dairy & Foodstuff Co., 144A, 4/02/18	Food Products	212,913	6,354,850
Total Participatory Notes (Cost $34,446,762)			30,064,589
Preferred Stocks (Cost $488,009) 0.2%
Mauritius 0.2%
[a]New Mauritius Hotels Ltd., pfd.	Hotels, Restaurants & Leisure	1,558,459	499,924

Total Investments before Short Term Investments (Cost $359,448,317)			329,071,369

Short Term Investments (Cost $8,167,760) 2.4%
Money Market Funds 2.4%
United States 2.4%
[a,f]Institutional Fiduciary Trust Money Market Portfolio		8,167,760	8,167,760

Templeton Global Investment Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)
Total Investments (Cost $367,616,077) 98.1%	337,239,129
Other Assets, less Liabilities 1.9%	6,548,165
Net Assets 100.0%	$343,787,294

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2015, the aggregate value of these securities was $23,386,625, representing 6.80% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2015, the aggregate value of these securities was $31,435,277, representing 9.14% of net assets.
dAt December 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
eA portion or all of the security purchased on a delayed delivery basis.
fSee Note 8 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited)

Templeton Global Balanced Fund	Industry	Shares/Rights/Warrants	Value
Common Stocks and Other Equity Interests 66.3%
Austria 0.2%
UNIQA Insurance Group AG	Insurance	698,239	$5,707,427
Belgium 1.2%
UCB SA	Pharmaceuticals	357,990	32,365,370
Brazil 0.3%
BM&F BOVESPA SA	Diversified Financial Services	2,530,300	6,956,920
Canada 0.3%
Precision Drilling Corp.	Energy Equipment & Services	1,815,900	7,180,635
China 2.5%
China Life Insurance Co. Ltd., H	Insurance	5,156,000	16,698,464
China Mobile Ltd.	Wireless Telecommunication
	Services	983,000	11,098,172
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	26,602,000	12,494,117
GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	35,170,700	5,309,538
[a]GCL-Poly Energy Holdings Ltd., rts., 1/20/16	Semiconductors & Semiconductor
	Equipment	7,034,140	45,381
Haier Electronics Group Co. Ltd.	Household Durables	4,165,000	8,448,069
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	5,765,200	12,482,346
			66,576,087
Denmark 1.2%
[a]H. Lundbeck AS	Pharmaceuticals	925,720	31,726,187
France 5.9%
[b]AXA SA	Insurance	1,158,260	31,743,375
BNP Paribas SA	Banks	441,920	25,072,259
Cie Generale des Etablissements Michelin, B	Auto Components	205,824	19,652,358
Compagnie de Saint-Gobain	Building Products	397,507	17,206,910
Credit Agricole SA	Banks	1,257,950	14,866,956
Sanofi	Pharmaceuticals	100,270	8,560,977
Technip SA	Energy Equipment & Services	322,037	15,998,683
Total SA, B	Oil, Gas & Consumable Fuels	508,790	22,806,057
			155,907,575
Germany 3.1%
Bayer AG	Pharmaceuticals	157,350	19,792,702
[a]Deutsche Lufthansa AG	Airlines	768,570	12,159,724
HeidelbergCement AG	Construction Materials	173,160	14,223,747
Metro AG	Food & Staples Retailing	342,670	11,002,979
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	51,380	10,300,017
Siemens AG	Industrial Conglomerates	156,850	15,313,603
			82,792,772
Hong Kong 0.4%
CK Hutchison Holdings Ltd.	Industrial Conglomerates	737,352	9,932,653
Ireland 0.8%
[b]CRH PLC	Construction Materials	691,142	20,045,105
Israel 1.3%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	523,801	34,382,298
Italy 1.5%
Eni SpA	Oil, Gas & Consumable Fuels	1,582,500	23,722,070

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

UniCredit SpA	Banks	2,802,807	15,633,760
			39,355,830
Japan 3.5%
CANON Inc.	Technology Hardware, Storage &
	Peripherals	604,000	18,467,490
[b]Nissan Motor Co. Ltd.	Automobiles	2,880,400	30,662,438
SoftBank Group Corp.	Wireless Telecommunication
	Services	245,900	12,559,425
[b]Suntory Beverage & Food Ltd.	Beverages	513,800	22,741,512
[a]Toshiba Corp.	Industrial Conglomerates	3,498,000	7,272,767
			91,703,632
Netherlands 2.2%
Aegon NV	Insurance	2,992,912	17,002,995
Akzo Nobel NV	Chemicals	202,428	13,562,656
ING Groep NV, IDR	Banks	1,201,070	16,243,045
[a]QIAGEN NV	Life Sciences Tools & Services	383,180	10,453,598
			57,262,294
Norway 0.8%
Telenor ASA	Diversified Telecommunication
	Services	1,325,350	22,227,558

Portugal 0.7%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	1,600,398	18,635,994

Singapore 1.3%
Cambridge Industrial Trust	Real Estate Investment Trusts
	(REITs)	113,000	45,028
Jardine Cycle & Carriage Ltd.	Distributors	382,200	9,393,942
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	4,426,299	11,456,744
United Overseas Bank Ltd.	Banks	894,000	12,364,299
			33,260,013
South Africa 0.0%†
[a,c]Edcon Holdings Ltd., F wts., 2/20/49	Specialty Retail	4,441	48
[a,c]Edcon Holdings Ltd., F1 wts., 2/20/49	Specialty Retail	79,464,087	863,179
[a,c]Edcon Holdings Ltd., F2 wts., 2/20/49	Specialty Retail	6,431,156	69,858
			933,085
South Korea 2.2%
[d]Hyundai Motor Co., GDR, Reg S	Automobiles	301,840	13,190,408
KB Financial Group Inc.	Banks	313,845	8,852,100
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	33,112	35,497,971
			57,540,479
Spain 0.6%
Telefonica SA	Diversified Telecommunication
	Services	1,520,951	16,909,581

Sweden 0.6%
Getinge AB, B	Health Care Equipment & Supplies	558,880	14,726,353

Switzerland 4.9%
ABB Ltd.	Electrical Equipment	814,710	14,602,985
Credit Suisse Group AG	Capital Markets	1,117,916	24,199,200
Glencore PLC	Metals & Mining	4,748,520	6,332,768
Novartis AG	Pharmaceuticals	102,960	8,919,090
Roche Holding AG	Pharmaceuticals	146,010	40,276,611
Swiss Re AG	Insurance	339,750	33,279,903
			127,610,557
Taiwan 0.7%
Quanta Computer Inc.	Technology Hardware, Storage &
	Peripherals	12,073,000	19,439,452

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

Thailand 0.7%
Bangkok Bank PCL, fgn.	Banks	4,178,800	17,919,084

United Kingdom 12.9%
Aberdeen Asset Management PLC	Capital Markets	2,802,180	11,953,010
Aviva PLC	Insurance	2,582,584	19,642,054
BAE Systems PLC	Aerospace & Defense	2,822,060	20,781,237
Barclays PLC	Banks	4,378,615	14,127,498
BP PLC	Oil, Gas & Consumable Fuels	6,699,380	34,955,909
Carillion PLC	Construction & Engineering	4,169,170	18,613,653
[a]CEVA Holdings LLC	Air Freight & Logistics	247	111,020
GlaxoSmithKline PLC	Pharmaceuticals	961,083	19,449,756
HSBC Holdings PLC	Banks	4,927,392	39,291,217
Kingfisher PLC	Specialty Retail	3,587,798	17,424,733
Marks & Spencer Group PLC	Multiline Retail	2,371,620	15,814,317
Petrofac Ltd.	Energy Equipment & Services	990,990	11,626,930
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,145,659	26,055,777
Sky PLC	Media	1,846,030	30,257,028
Standard Chartered PLC	Banks	1,405,926	11,681,355
[a]Tesco PLC	Food & Staples Retailing	8,258,780	18,198,677
Vodafone Group PLC	Wireless Telecommunication
	Services	9,205,576	29,986,513
			339,970,684
United States 16.5%
Allegheny Technologies Inc.	Metals & Mining	650,470	7,317,787
[a]Alphabet Inc., A	Internet Software & Services	18,610	14,478,766
Amgen Inc.	Biotechnology	180,420	29,287,579
Baker Hughes Inc.	Energy Equipment & Services	244,230	11,271,214
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	666,210	2,997,945
Chevron Corp.	Oil, Gas & Consumable Fuels	335,870	30,214,865
Cisco Systems Inc.	Communications Equipment	493,490	13,400,721
Citigroup Inc.	Banks	550,570	28,491,997
Comcast Corp., A	Media	342,262	19,313,845
CVS Health Corp.	Food & Staples Retailing	136,600	13,355,382
Devon Energy Corp.	Oil, Gas & Consumable Fuels	204,500	6,544,000
Eli Lilly & Co.	Pharmaceuticals	257,690	21,712,959
General Motors Co.	Automobiles	985,600	33,520,256
Gilead Sciences Inc.	Biotechnology	228,800	23,152,272
Halliburton Co.	Energy Equipment & Services	368,095	12,529,954
Hewlett Packard Enterprise Co.	Technology Hardware, Storage &
	Peripherals	625,210	9,503,192
HP Inc.	Technology Hardware, Storage &
	Peripherals	625,210	7,402,486
[a]Ionis Pharmaceuticals Inc.	Biotechnology	151,130	9,359,481
JPMorgan Chase & Co.	Banks	487,826	32,211,151
[a]Knowles Corp.	Electronic Equipment, Instruments
	& Components	600,590	8,005,865
Medtronic PLC	Health Care Equipment & Supplies	232,090	17,852,363
Merck & Co. Inc.	Pharmaceuticals	175,390	9,264,100
[b]Microsoft Corp.	Software	637,312	35,358,070
Noble Corp. PLC	Energy Equipment & Services	841,550	8,878,352
[b]Pfizer Inc.	Pharmaceuticals	414,482	13,379,479
[a,e,f]Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	5,914,882
Walgreens Boots Alliance Inc.	Food & Staples Retailing	116,720	9,939,292
			434,658,255
Total Common Stocks and Other Equity Interests (Cost $1,829,558,553)			1,745,725,880
Equity-Linked Securities 2.7%
United States 2.7%
[g]Royal Bank of Canada into Macy's Inc., 4.20%, 144A	Multiline Retail	386,111	13,809,183
[g]The Goldman Sachs Group Inc. into Applied Materials Inc., 6.00%, 144A	Semiconductors & Semiconductor
	Equipment	899,337	16,999,538
[g]The Goldman Sachs Group Inc. into Best Buy Co. Inc., 5.40%, 144A	Specialty Retail	634,950	19,610,494

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)
[g]The Goldman Sachs Group Inc. into Microsoft Corp., 4.70%, 144A	Software	390,308		21,570,606
Total Equity-Linked Securities (Cost $85,122,728)				71,989,821
Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	Air Freight & Logistics	12		7,500
[a]CEVA Holdings LLC, cvt. pfd., A-2	Air Freight & Logistics	534		240,327
Total Convertible Preferred Stocks (Cost $802,629)				247,827
Preferred Stocks (Cost $16,346,286) 0.4%
Germany 0.4%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	129,100		9,621,515
		Principal Amount*
Corporate Bonds and Notes 2.2%
Australia 0.0%†
[g]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Metals & Mining	900,000		811,688
Bermuda 0.0%†
[g]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Wireless Telecommunication
	Services	600,000		495,000
[g]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Wireless Telecommunication
	Services	500,000		425,312
				920,312
Brazil 0.1%
[g]JBS Investments GmbH, senior note, 144A, 7.25%, 4/03/24	Food & Staples Retailing	1,400,000		1,280,125
Canada 0.1%
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Energy Equipment & Services	1,350,000		654,750
[g]First Quantum Minerals Ltd., senior note, 144A, 7.00%, 2/15/21	Metals & Mining	1,500,000		948,750
				1,603,500
Italy 0.1%
[g]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	Diversified Telecommunication
	Services	1,400,000		1,323,875
Luxembourg 0.1%
[g]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.75%, 1/31/21	Containers & Packaging	1,500,000		1,455,000
Intelsat Jackson Holdings SA,
senior bond, 5.50%, 8/01/23	Diversified Telecommunication
	Services	800,000		630,000
senior note, 7.50%, 4/01/21	Diversified Telecommunication
	Services	1,200,000		1,050,000
				3,135,000
Mexico 0.1%
[g]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Construction Materials	1,500,000		1,292,812
Russia 0.1%
[g]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Oil, Gas & Consumable Fuels	2,000,000		2,059,670
South Africa 0.1%
[g]Edcon Ltd.,
secured note, 144A, 9.50%, 3/01/18	Specialty Retail	800,000	EUR	532,263
[h]senior secured note, 144A, PIK, 8.00%, 6/30/19	Specialty Retail	586,514	EUR	531,979
[h]senior secured note, 144A, PIK, 8.00%, 6/30/19	Specialty Retail	1,203,214	EUR	1,097,873
[h]senior secured note, 144A, PIK, 12.75%, 6/30/19	Specialty Retail	1,804,822	EUR	1,166,490
				3,328,605
Ukraine 0.1%
[g]Ukreiximbank (BIZ Finance PLC), loan participation, senior bond, 144A, 9.75%, 1/22/25	Diversified Financial Services	3,880,000		3,381,051
United States 1.4%
[g]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	Internet Software & Services	1,200,000		802,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	Oil, Gas & Consumable Fuels	1,500,000		277,500

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)
Calpine Corp.,
senior bond, 5.75%, 1/15/25	Independent Power & Renewable
	Electricity Producers	500,000		443,125
[g]senior secured bond, first lien, 144A, 7.875%, 1/15/23	Independent Power & Renewable
	Electricity Producers	784,000		838,880
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	Media	1,500,000		1,518,750
CenturyLink Inc., senior bond, 6.75%, 12/01/23	Diversified Telecommunication
	Services	1,500,000		1,411,875
[g]Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	Oil, Gas & Consumable Fuels	1,220,000		603,900
[i]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	Banks	1,500,000		1,464,375
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	Health Care Providers & Services	1,500,000		1,502,812
Energy Transfer Equity LP, senior secured bond, first lien, 5.875%, 1/15/24	Oil, Gas & Consumable Fuels	1,500,000		1,230,000
Equinix Inc., senior bond, 5.375%, 4/01/23	Real Estate Investment Trusts
	(REITs)	1,500,000		1,537,500
[g,j]Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	Hotels, Restaurants & Leisure	1,000,000		1,975
Ford Motor Credit Co. LLC, senior note,
6.625%, 8/15/17	Automobiles	450,000		479,820
8.125%, 1/15/20	Automobiles	300,000		353,778
Gannett Co. Inc., senior bond, 6.375%, 10/15/23	Media	1,500,000		1,586,250
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	Diversified Financial Services	59,000,000	MXN	3,693,876
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	Pharmaceuticals	1,400,000		1,410,500
HCA Inc.,
senior bond, 5.875%, 2/15/26	Health Care Providers & Services	1,100,000		1,106,875
senior secured bond, first lien, 5.875%, 3/15/22	Health Care Providers & Services	900,000		951,750
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	Media	800,000		561,000
senior secured note, first lien, 9.00%, 9/15/22	Media	400,000		277,500
KB Home, senior bond, 7.50%, 9/15/22	Household Durables	1,500,000		1,500,000
[g]Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20	Oil, Gas & Consumable Fuels	500,000		255,000
Navient Corp., senior note,
8.45%, 6/15/18	Consumer Finance	900,000		949,500
5.50%, 1/15/19	Consumer Finance	900,000		843,750
[g]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	Energy Equipment & Services	1,500,000		656,250
[g]Peabody Energy Corp., second lien, 144A, 10.00%, 3/15/22	Oil, Gas & Consumable Fuels	500,000		97,500
Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 5.875%,
3/01/22	Oil, Gas & Consumable Fuels	1,500,000		1,415,744
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.25%, 2/15/21	Containers & Packaging	800,000		774,000
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.75%, 5/15/24	Oil, Gas & Consumable Fuels	1,500,000		1,312,500
[g]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	Media	1,500,000		1,571,250
Sprint Communications Inc., senior note,
6.00%, 11/15/22	Diversified Telecommunication
	Services	1,100,000		792,000
[g]144A, 9.00%, 11/15/18	Diversified Telecommunication
	Services	1,100,000		1,160,500
T-Mobile USA Inc., senior bond, 6.375%, 3/01/25	Wireless Telecommunication
	Services	1,200,000		1,218,000
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	Health Care Providers & Services	900,000		834,750
8.125%, 4/01/22	Health Care Providers & Services	600,000		601,500
[g,j]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings	Independent Power & Renewable
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	Electricity Producers	1,200,000		402,000
[g]Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	Pharmaceuticals	1,000,000		970,000
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	Paper & Forest Products	198,000		29,700
				37,438,485
Total Corporate Bonds and Notes (Cost $69,140,388)				56,575,123
[k]Senior Floating Rate Interests 0.1%
United States 0.1%
AdvancePierre Foods Inc., Second Lien Term Loans, 9.50%, 10/10/17	Food Products	427,610		421,196
[t]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	Aerospace & Defense	41,682		32,927
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 11.00%,
1/29/18	Auto Components	129,582		66,411
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	Machinery	252,802		248,378
[e,h]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 6/30/16	Hotels, Restaurants & Leisure	809,537		799,417

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	Software	444,000			443,667
Total Senior Floating Rate Interests (Cost $2,073,898)					2,011,996
Foreign Government and Agency Securities 22.6%
Brazil 3.0%
Letra Tesouro Nacional, Strip,
1/01/16		20,100	[l]	BRL	5,072,053
7/01/16		1,670	[l]	BRL	393,450
10/01/16		5,280	[l]	BRL	1,195,453
1/01/17		13,620	[l]	BRL	2,971,755
1/01/18		6,870	[l]	BRL	1,281,375
1/01/19		37,430	[l]	BRL	5,969,857
7/01/19		67,460	[l]	BRL	9,974,833
Nota Do Tesouro Nacional,
10.00%, 1/01/17		23,050	[l]	BRL	5,538,949
10.00%, 1/01/21		73,905	[l]	BRL	14,849,395
10.00%, 1/01/23		18,130	[l]	BRL	3,432,257
10.00%, 1/01/25		59,450	[l]	BRL	10,739,004
[m]Index Linked, 6.00%, 8/15/16		3,120	[l]	BRL	2,184,320
[m]Index Linked, 6.00%, 8/15/18		5,785	[l]	BRL	3,966,168
[m]Index Linked, 6.00%, 8/15/22		3,450	[l]	BRL	2,252,012
[m]Index Linked, 6.00%, 5/15/45		15,735	[l]	BRL	9,300,422
senior note, 10.00%, 1/01/19		5,490	[l]	BRL	1,191,462
					80,312,765
El Salvador 0.0%†
[g]Government of El Salvador, 144A, 7.65%, 6/15/35		100,000			86,124

Ghana 0.6%
Government of Ghana,
16.90%, 3/07/16		3,270,000		GHS	846,437
19.24%, 5/30/16		3,615,000		GHS	930,511
26.00%, 6/05/17		2,070,000		GHS	561,722
23.00%, 8/21/17		29,760,000		GHS	7,798,409
22.49%, 4/23/18		50,000		GHS	12,939
23.47%, 5/21/18		5,050,000		GHS	1,329,807
19.04%, 9/24/18		3,220,000		GHS	775,906
24.50%, 10/22/18		6,021,000		GHS	1,617,571
senior note, 24.00%, 11/23/20		7,760,000		GHS	2,052,041
					15,925,343
Hungary 0.4%
Government of Hungary,
5.375%, 2/21/23		5,230,000			5,706,976
A, 6.75%, 11/24/17		987,600,000		HUF	3,725,517
					9,432,493
India 1.1%
Government of India,
senior bond, 7.80%, 5/03/20		302,000,000		INR	4,575,649
senior bond, 8.35%, 5/14/22		89,100,000		INR	1,376,891
senior bond, 8.28%, 9/21/27		91,200,000		INR	1,406,002
senior bond, 8.60%, 6/02/28		313,200,000		INR	4,954,271
senior note, 7.28%, 6/03/19		11,700,000		INR	175,040
senior note, 8.12%, 12/10/20		226,800,000		INR	3,480,370
senior note, 7.16%, 5/20/23		56,000,000		INR	811,320
senior note, 8.83%, 11/25/23		756,500,000		INR	12,019,342
					28,798,885
Indonesia 1.8%
Government of Indonesia,
FR28, 10.00%, 7/15/17		4,156,000,000		IDR	308,102
FR31, 11.00%, 11/15/20		4,464,000,000		IDR	351,404
FR34, 12.80%, 6/15/21		24,641,000,000		IDR	2,087,716
FR35, 12.90%, 6/15/22		21,458,000,000		IDR	1,859,823
FR36, 11.50%, 9/15/19		7,623,000,000		IDR	599,015
FR43, 10.25%, 7/15/22		154,000,000		IDR	11,923

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)
FR46, 9.50%, 7/15/23	73,000,000,000		IDR	5,466,729
FR61, 7.00%, 5/15/22	3,631,000,000		IDR	241,035
senior bond, 9.00%, 3/15/29	64,873,000,000		IDR	4,728,729
senior bond, FR53, 8.25%, 7/15/21	242,067,000,000		IDR	17,178,551
senior bond, FR56, 8.375%, 9/15/26	91,253,000,000		IDR	6,486,163
senior bond, FR70, 8.375%, 3/15/24	111,829,000,000		IDR	7,908,122
senior note, 8.50%, 10/15/16	616,000,000		IDR	44,781
				47,272,093
Ireland 0.0%†
Government of Ireland, senior bond, 5.40%, 3/13/25	172,950		EUR	257,318

Malaysia 3.4%
Government of Malaysia,
3.314%, 10/31/17	3,860,000		MYR	906,513
senior bond, 4.262%, 9/15/16	13,344,000		MYR	3,144,099
senior bond, 3.814%, 2/15/17	2,490,000		MYR	587,393
senior note, 3.172%, 7/15/16	262,164,000		MYR	61,262,784
senior note, 3.394%, 3/15/17	17,952,000		MYR	4,217,246
senior note, 4.012%, 9/15/17	81,490,000		MYR	19,358,312
				89,476,347
Mexico 4.0%
Government of Mexico,
7.25%, 12/15/16	8,540,820	[n]	MXN	51,228,319
7.75%, 12/14/17	2,624,700	[n]	MXN	16,293,547
senior note, 8.50%, 12/13/18	5,895,300	[n]	MXN	37,723,421
				105,245,287
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	6,988,000		PEN	2,161,000

Philippines 0.1%
Government of the Philippines, senior note, 1.625%, 4/25/16	127,910,000		PHP	2,718,485

Poland 0.3%
Government of Poland,
5.00%, 4/25/16	560,000		PLN	144,277
4.75%, 10/25/16	17,455,000		PLN	4,565,844
5.75%, 9/23/22	12,900,000		PLN	3,915,299
				8,625,420
Portugal 0.7%
[g]Government of Portugal, 144A, 5.125%, 10/15/24	18,670,000			19,180,718

Republic of Montenegro 0.1%
[g]Government of Montenegro, 144A, 5.375%, 5/20/19	3,320,000		EUR	3,713,855

Serbia 0.1%
Serbia Treasury Note,
10.00%, 1/30/16	460,000		RSD	4,136
10.00%, 6/27/16	6,930,000		RSD	63,939
10.00%, 8/15/16	2,800,000		RSD	26,030
8.00%, 10/02/16	172,050,000		RSD	1,588,475
10.00%, 10/17/16	1,600,000		RSD	15,012
10.00%, 12/19/16	1,600,000		RSD	15,143
10.00%, 11/21/18	1,430,000		RSD	14,452
				1,727,187
Slovenia 0.7%
[g]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	3,390,000			3,792,715
5.85%, 5/10/23	13,355,000			15,233,648
				19,026,363
South Korea 1.3%
Korea Monetary Stabilization Bond, senior note,
2.78%, 2/02/16	8,591,020,000		KRW	7,316,698
2.80%, 4/02/16	2,665,010,000		KRW	2,274,454

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)
1.74%, 5/09/16	1,918,000,000	KRW	1,632,972
2.79%, 6/02/16	2,136,900,000	KRW	1,827,284
1.62%, 6/09/16	878,400,000	KRW	747,545
1.56%, 8/09/16	1,864,900,000	KRW	1,586,494
1.61%, 11/09/16	1,557,200,000	KRW	1,324,981
2.07%, 12/02/16	1,486,700,000	KRW	1,270,184
1.96%, 2/02/17	2,775,300,000	KRW	2,370,041
1.70%, 8/02/17	793,800,000	KRW	676,159
1.56%, 10/02/17	3,729,000,000	KRW	3,169,150
Korea Treasury Bond, senior note,
2.75%, 6/10/16	4,116,900,000	KRW	3,520,580
3.00%, 12/10/16	3,677,460,000	KRW	3,168,965
2.00%, 12/10/17	2,708,000,000	KRW	2,320,151
			33,205,658
Sri Lanka 2.3%
Government of Sri Lanka,
8.00%, 6/15/17	740,000	LKR	5,136
10.60%, 7/01/19	24,210,000	LKR	174,399
10.60%, 9/15/19	9,170,000	LKR	66,169
8.00%, 11/01/19	740,000	LKR	4,913
A, 7.50%, 8/15/18	5,920,000	LKR	39,638
A, 8.00%, 11/15/18	22,960,000	LKR	155,020
A, 9.00%, 5/01/21	220,400,000	LKR	1,479,927
C, 8.50%, 4/01/18	249,010,000	LKR	1,719,498
[d]senior note, Reg S, 6.25%, 10/04/20	20,000,000		19,444,000
[d]senior note, Reg S, 6.25%, 7/27/21	38,400,000		36,690,816
			59,779,516
[o]Supranational 0.1%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	60,000,000	MXN	3,903,812

Ukraine 1.9%
[g]Government of Ukraine, 144A,
7.75%, 9/01/19	1,614,000		1,507,339
7.75%, 9/01/20	6,017,000		5,566,267
7.75%, 9/01/21	5,992,000		5,483,069
7.75%, 9/01/22	5,992,000		5,451,162
7.75%, 9/01/23	5,992,000		5,368,383
7.75%, 9/01/24	5,992,000		5,331,262
7.75%, 9/01/25	5,992,000		5,298,516
7.75%, 9/01/26	5,992,000		5,242,071
7.75%, 9/01/27	5,890,000		5,145,416
[u]GDP Linked Securities, 5/31/40	12,038,000		4,860,342
			49,253,827
Uruguay 0.5%
[p]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	18,060,576	UYU	549,998
senior bond, Index Linked, 5.00%, 9/14/18	15,047,534	UYU	502,806
senior bond, Index Linked, 4.375%, 12/15/28	40,734,102	UYU	1,235,708
senior bond, Index Linked, 4.00%, 7/10/30	330,823	UYU	9,705
senior bond, Index Linked, 3.70%, 6/26/37	5,216,340	UYU	135,903
Uruguay Notas del Tesoro,
9.50%, 1/27/16	56,100,000	UYU	1,868,281
11.00%, 3/21/17	70,000	UYU	2,236
7, 13.25%, 4/08/18	10,830,000	UYU	346,661
[p]10, Index Linked, 4.25%, 1/05/17	389,112	UYU	12,937
[p]13, Index Linked, 4.00%, 5/25/25	291,834	UYU	8,917
[p]18, Index Linked, 2.25%, 8/23/17	2,075,264	UYU	66,565
senior note, 13.90%, 7/29/20	213,308,000	UYU	6,830,883
Uruguay Treasury Bill, Strip,
1/14/16	710,000	UYU	23,641
3/03/16	5,101,000	UYU	166,995
4/21/16	2,470,000	UYU	79,186
6/09/16	4,073,000	UYU	128,396
7/28/16	164,000	UYU	5,098

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)
11/03/16		370,000		UYU	10,984
4/03/17		230,000		UYU	6,463
5/19/17		25,570,000		UYU	704,280
					12,695,643
Zambia 0.1%
[g]Government of Zambia International Bond, 144A, 8.50%, 4/14/24		3,100,000			2,474,001

Total Foreign Government and Agency Securities (Cost $684,836,812)					595,272,140
		Shares
Escrows and Litigation Trusts 0.0%
United States 0.0%
[a,t]Comfort Co. Inc., Escrow Account	Household Durables	2,762			—
[a,t]NewPage Corp., Litigation Trust	Paper & Forest Products	1,100,000			—
Total Escrows and Litigation Trusts (Cost $—)					—
Total Investments before Short Term Investments (Cost $2,687,881,294)					2,481,444,302
		Principal Amount*

Short Term Investments 4.0%
Foreign Government and Agency Securities 1.4%
Malaysia 0.3%
[q]Bank of Negara Monetary Note, 3/01/16 - 10/18/16		33,586,000		MYR	7,673,396
[q]Malaysia Treasury Bill, 1/22/16 - 5/27/16		1,240,000		MYR	287,045
					7,960,441
Mexico 0.8%
[q]Mexico Treasury Bill, 1/07/16 - 10/13/16		38,455,160	[r]	MXN	21,864,410
Philippines 0.2%
Government of the Philippines, senior note, 7.00%, 1/27/16		12,850,000		PHP	274,364
[q]Philippine Treasury Bill, 2/03/16 - 12/07/16		236,390,000		PHP	5,008,331
					5,282,695
Singapore 0.0%†
[q]Monetary Authority of Singapore Treasury Bill, 1/05/16		50,000		SGD	35,263
South Korea 0.1%
Korea Monetary Stabilization Bond,
[q]1/05/16 - 4/19/16		235,900,000		KRW	200,622
senior note, 1.57%, 7/09/16		58,600,000		KRW	49,859
senior note, 1.52%, 9/09/16		842,900,000		KRW	716,834
senior note, 1.53%, 10/08/16		35,200,000		KRW	29,934
					997,249
Uruguay 0.0%†
[q]Uruguay Treasury Bill, 1/04/16 - 4/11/16		160,000		UYU	5,243

Total Foreign Government and Agency Securities (Cost $36,972,313)					36,145,301
Total Investments before Money Market Funds (Cost $2,724,853,607)					2,517,589,603
		Shares
Money Market Funds (Cost $68,444,994) 2.6%
United States 2.6%
[a,s]Institutional Fiduciary Trust Money Market Portfolio		68,444,994			68,444,994

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

Total Investments (Cost $2,793,298,601) 98.3%				2,586,034,597
Options Written (0.0)% †				(724,238)
Other Assets, less Liabilities 1.7%				46,336,644
Net Assets 100.0%				$2,631,647,003
	Counterparty	Number of Contracts
Options Written (0.0)%†
Calls - Over-the-Counter (0.0)%†
France (0.0)%†
AXA SA, Strike Price 26.54 EUR, Expires, 1/15/16	BOFA	344,700	EUR	$(30,466)
Ireland (0.0)%†
CRH PLC, Strike Price 28.02 EUR, Expires, 1/15/16	BOFA	299,900	EUR	(57,386)
Japan (0.0)%†
Nissan Motor Co. Ltd., Strike Price 1,297.59 JPY, Expires, 1/15/16	BOFA	1,022,000	JPY	(148,122)
Suntory Beverage & Food Ltd., Strike Price 5,267.06 JPY, Expires, 1/15/16	BOFA	227,300	JPY	(252,976)
				(401,098)
United States (0.0)%†
Microsoft Corp., Strike Price $58.44, Expires, 2/19/16	BOFA	172,250		(160,764)
Pfizer Inc., Strike Price $33.94, Expires, 2/19/16	BOFA	414,482		(74,524)
				(235,288)
Total Options Written (Premiums Received $544,971)				$(724,238)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bA portion or all of the security is held in connection with written option contracts open at period end.
cSee Note 6 regarding restricted securities.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2015, the aggregate value of these securities was $69,325,224, representing 2.63% of net assets.
eAt December 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
fThe security is owned by FT Holdings Corporation IV, a wholly-owned subsidiary of the Fund. See Note 9.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2015, the aggregate value of these securities was $189,886,351, representing 7.22% of net assets.
hIncome may be received in additional securities and/or cash.
iPerpetual security with no stated maturity date.
jDefaulted security or security for which income has been deemed uncollectible.
kThe coupon rate shown represents the rate at period end.
lPrincipal amount is stated in 1,000 Brazilian Real Units.
mRedemption price at maturity is adjusted for inflation.
nPrincipal amount is stated in 100 Mexican Peso Units.
oA supranational organization is an entity formed by two or more central governments through international treaties.
pPrincipal amount of security is adjusted for inflation.
qThe security is traded on a discount basis with no stated coupon rate.
rPrincipal amount is stated in 10 Mexican Peso Units.
sSee Note 8 regarding investments in affiliated management investment companies.
tSecurity has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2015, the aggregate value of these securities was $32,927, representing less than 0.01% of net assets.
uSecurity is linked to the Ukrainian GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on the growth of the Ukrainian GDP and the principal or “notional” value of this GDP linked security.

Templeton Global Investment Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)

At December 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	DBAB	Buy	1,164,739,000	$1,663,200	1/06/16	$-	$(20,594)
Chilean Peso	MSCO	Buy	679,390,000	980,644	1/07/16	-	(22,632)
Japanese Yen	DBAB	Sell	160,839,000	1,350,408	1/07/16	12,048	-
Japanese Yen	JPHQ	Sell	304,225,000	2,534,807	1/07/16	3,316	-
Japanese Yen	GSCO	Sell	228,991,000	1,933,801	1/08/16	28,297	-
Indian Rupee	DBAB	Buy	58,856,000	888,633	1/11/16	-	(787)
Malaysian Ringgit	JPHQ	Buy	885,000	239,416	1/11/16	-	(33,325)
Malaysian Ringgit	JPHQ	Sell	885,000	232,760	1/11/16	26,670	-
Euro	DBAB	Sell	84,250	99,857	1/12/16	8,313	-
Euro	DBAB	Sell	872,000	948,823	1/14/16	1,278	-
Japanese Yen	CITI	Sell	63,300,000	533,925	1/14/16	7,116	-
Japanese Yen	SCNY	Sell	189,880,000	1,611,611	1/14/16	31,350	-
Chilean Peso	DBAB	Buy	243,490,000	353,089	1/15/16	-	(10,077)
Euro	JPHQ	Sell	8,857,000	10,475,165	1/15/16	850,601	-
Chilean Peso	MSCO	Buy	372,975,000	527,337	1/19/16	-	(2,173)
Euro	BZWS	Sell	8,857,000	10,482,020	1/19/16	856,483	-
Euro	DBAB	Sell	19,005,000	22,462,010	1/19/16	1,807,913	-
Euro	JPHQ	Sell	8,818,000	10,419,790	1/19/16	836,637	-
Indian Rupee	JPHQ	Buy	38,898,000	591,929	1/19/16	-	(5,693)
Japanese Yen	HSBK	Sell	209,990,000	1,710,601	1/19/16	-	(37,219)
Japanese Yen	SCNY	Sell	260,930,000	2,113,512	1/19/16	-	(58,299)
Malaysian Ringgit	JPHQ	Buy	599,000	161,151	1/19/16	-	(21,679)
Malaysian Ringgit	JPHQ	Sell	599,000	157,458	1/19/16	17,985	-
Indian Rupee	DBAB	Buy	115,951,000	1,760,442	1/20/16	-	(13,135)
Chilean Peso	DBAB	Buy	370,290,000	540,175	1/21/16	-	(18,919)
Euro	JPHQ	Sell	278,551,367	323,809,000	1/21/16	21,071,952	-
Japanese Yen	DBAB	Sell	63,500,000	513,920	1/22/16	-	(14,648)
Chilean Peso	JPHQ	Buy	430,475,000	616,197	1/25/16	-	(10,514)
Chilean Peso	MSCO	Buy	758,240,000	1,051,650	1/25/16	15,201	-
Euro	JPHQ	Sell	8,901,000	10,419,769	1/25/16	744,946	-
Indian Rupee	DBAB	Buy	18,126,000	274,953	1/25/16	-	(1,964)
Chilean Peso	DBAB	Buy	76,680,000	110,078	1/26/16	-	(2,201)
Euro	DBAB	Sell	95,542	105,363	1/27/16	1,510	-
Indian Rupee	DBAB	Buy	18,310,000	277,704	1/27/16	-	(2,007)
Japanese Yen	GSCO	Sell	254,830,000	2,178,500	1/27/16	57,081	-
Chilean Peso	DBAB	Buy	516,561,000	747,177	1/28/16	-	(20,636)
Chilean Peso	JPHQ	Buy	128,025,000	185,310	1/28/16	-	(5,243)
Indian Rupee	DBAB	Buy	22,559,000	342,502	1/28/16	-	(2,866)
Indonesian Rupiah	JPHQ	Sell	38,853,000,000	2,819,623	1/28/16	26,219	-
Japanese Yen	HSBK	Sell	313,645,839	2,680,333	1/28/16	69,224	-
Euro	DBAB	Sell	8,237,000	9,398,005	1/29/16	444,003	-
Indian Rupee	DBAB	Buy	31,223,000	473,321	1/29/16	-	(3,299)
Indian Rupee	HSBK	Buy	26,015,000	394,521	1/29/16	-	(2,898)
Indian Rupee	JPHQ	Buy	93,886,000	1,427,212	1/29/16	-	(13,880)

Templeton Global Investment Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)
Japanese Yen	DBAB	Sell	242,274,032	2,066,550	1/29/16	49,568	-
Philippine Peso	DBAB	Buy	250,523,410	5,502,079	1/29/16	-	(181,250)
Brazilian Real	CITI	Buy	7,338,585	1,838,950	2/02/16	-	(7,897)
Brazilian Real	CITI	Sell	7,338,585	1,925,531	2/02/16	94,479	-
Brazilian Real	JPHQ	Buy	1,034,750	260,406	2/02/16	-	(2,225)
Brazilian Real	JPHQ	Sell	1,034,750	271,111	2/02/16	12,930	-
Euro	DBAB	Sell	5,030,000	5,715,589	2/03/16	247,043	-
Chilean Peso	DBAB	Buy	482,020,000	692,856	2/04/16	-	(15,451)
Indian Rupee	HSBK	Buy	19,369,500	291,661	2/05/16	-	(362)
Chilean Peso	CITI	Buy	866,360,000	1,244,055	2/08/16	-	(27,078)
Chilean Peso	DBAB	Buy	167,813,000	241,666	2/08/16	-	(5,939)
Euro	BZWS	Sell	1,882,000	2,067,264	2/08/16	20,916	-
Indian Rupee	DBAB	Buy	34,623,500	520,968	2/08/16	-	(486)
Japanese Yen	JPHQ	Sell	209,300,000	1,794,179	2/08/16	51,358	-
Japanese Yen	SCNY	Sell	209,310,000	1,793,958	2/08/16	51,053	-
Euro	DBAB	Sell	288,563	332,107	2/09/16	18,337	-
Indian Rupee	JPHQ	Buy	13,818,000	207,439	2/09/16	253	-
Japanese Yen	BZWS	Sell	209,340,000	1,794,199	2/09/16	51,010	-
Japanese Yen	JPHQ	Sell	209,790,000	1,797,455	2/09/16	50,518	-
Indian Rupee	DBAB	Buy	9,032,000	135,840	2/10/16	-	(104)
Chilean Peso	DBAB	Buy	254,225,500	360,093	2/12/16	-	(3,146)
Chilean Peso	JPHQ	Buy	186,609,000	263,479	2/12/16	-	(1,469)
Chilean Peso	DBAB	Buy	579,802,750	817,775	2/16/16	-	(4,072)
Chilean Peso	MSCO	Buy	372,975,000	525,754	2/16/16	-	(2,316)
Indian Rupee	DBAB	Buy	62,182,000	926,016	2/16/16	7,675	-
Indian Rupee	HSBK	Buy	91,720,000	1,361,380	2/16/16	15,838	-
Chilean Peso	DBAB	Buy	243,490,000	343,161	2/17/16	-	(1,483)
Euro	DBAB	Sell	400,000	453,822	2/22/16	18,735	-
Chilean Peso	DBAB	Buy	401,200,000	555,987	2/23/16	6,611	-
Euro	DBAB	Sell	16,570,000	18,981,432	2/23/16	957,470	-
Indian Rupee	JPHQ	Buy	77,306,000	1,153,985	2/23/16	5,643	-
Japanese Yen	DBAB	Sell	126,234,000	1,026,101	2/24/16	-	(25,377)
Japanese Yen	HSBK	Sell	253,342,000	2,058,938	2/24/16	-	(51,298)
Chilean Peso	JPHQ	Buy	236,445,000	326,893	2/25/16	4,595	-
Euro	BZWS	Sell	587,300	670,186	2/26/16	31,303	-
Japanese Yen	BZWS	Sell	302,200,000	2,546,021	2/26/16	28,717	-
Chilean Peso	DBAB	Buy	937,061,000	1,297,958	2/29/16	15,169	-
Japanese Yen	HSBK	Sell	420,281,000	3,519,057	2/29/16	17,935	-
Chilean Peso	DBAB	Buy	589,545,000	821,780	3/02/16	4,195	-
Chilean Peso	CITI	Buy	882,191,000	1,231,852	3/03/16	4,004	-
Indian Rupee	JPHQ	Buy	39,418,000	584,767	3/03/16	5,707	-
Euro	DBAB	Sell	707,436	786,421	3/09/16	16,600	-
Mexican Peso	CITI	Buy	197,094,000	12,412,243	3/10/16	-	(1,034,674)
Chilean Peso	DBAB	Buy	579,802,750	816,509	3/11/16	-	(4,934)
Indian Rupee	CITI	Buy	15,811,000	234,272	3/11/16	2,243	-
Mexican Peso	CITI	Buy	177,301,000	11,139,237	3/11/16	-	(904,973)
Chilean Peso	DBAB	Buy	374,920,000	521,541	3/16/16	2,982	-
Indonesian Rupiah	JPHQ	Sell	6,458,000,000	460,316	3/29/16	2,584	-
Japanese Yen	JPHQ	Sell	59,426,000	497,611	3/31/16	1,945	-
Philippine Peso	DBAB	Buy	250,523,410	5,268,742	3/31/16	19,698	-

Templeton Global Investment Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)
Japanese Yen	JPHQ	Sell	304,225,000	2,539,822	4/07/16	1,716	-
Ghana Cedi	BZWS	Buy	6,568	1,392	4/08/16	218	-
Euro	CITI	Sell	38,305,000	43,705,813	4/15/16	1,976,896	-
Euro	HSBK	Sell	5,173,000	5,906,324	4/20/16	270,009	-
Euro	DBAB	Sell	2,500,000	2,771,750	4/28/16	47,126	-
Euro	DBAB	Sell	1,863,597	2,065,052	4/29/16	33,944	-
Euro	SCNY	Sell	3,768,000	4,149,698	4/29/16	43,010	-
Euro	BZWS	Sell	1,887,488	2,122,617	5/05/16	65,067	-
Japanese Yen	BZWS	Sell	2,840,000,000	23,456,535	5/06/16	-	(260,202)
Euro	DBAB	Sell	177,411	199,437	5/09/16	6,016	-
Euro	GSCO	Sell	4,960,000	5,334,232	5/12/16	-	(73,904)
Euro	BZWS	Sell	2,176,000	2,461,295	5/16/16	88,382	-
Euro	GSCO	Sell	15,040,000	16,272,227	5/16/16	-	(128,789)
Euro	GSCO	Sell	1,220,000	1,400,828	5/18/16	70,340	-
Japanese Yen	BOFA	Sell	540,647,250	4,417,089	5/18/16	-	(99,652)
Japanese Yen	CITI	Sell	540,354,900	4,569,984	5/18/16	55,685	-
Euro	UBSW	Sell	433,000	463,583	5/19/16	-	(8,647)
Japanese Yen	BOFA	Sell	539,529,250	4,536,375	5/19/16	28,824	-
Japanese Yen	BZWS	Sell	540,995,000	4,547,705	5/19/16	27,908	-
Japanese Yen	CITI	Sell	205,908,000	1,679,922	5/19/16	-	(40,358)
Japanese Yen	HSBK	Sell	541,429,400	4,573,463	5/19/16	50,036	-
Euro	JPHQ	Sell	3,894,476	4,469,749	5/20/16	222,292	-
Japanese Yen	JPHQ	Sell	149,426,000	1,258,149	5/20/16	9,713	-
Euro	GSCO	Sell	292,956	314,875	5/24/16	-	(4,675)
Japanese Yen	HSBK	Sell	43,408,000	355,174	5/25/16	-	(7,555)
Japanese Yen	BZWS	Sell	366,311,000	3,110,921	5/26/16	49,821	-
Japanese Yen	SCNY	Sell	312,386,000	2,635,279	5/26/16	24,807	-
Euro	CITI	Sell	6,170,000	6,574,042	6/03/16	-	(158,274)
Euro	DBAB	Sell	183,617	200,170	6/09/16	-	(221)
Japanese Yen	BZWS	Sell	86,450,000	696,189	6/10/16	-	(26,599)
Japanese Yen	CITI	Sell	62,440,000	503,244	6/10/16	-	(18,802)
Japanese Yen	HSBK	Sell	92,070,000	742,710	6/10/16	-	(27,066)
Japanese Yen	DBAB	Sell	30,500,000	247,673	6/13/16	-	(7,355)
Japanese Yen	JPHQ	Sell	85,300,000	691,997	6/13/16	-	(21,248)
Australian Dollar	CITI	Sell	6,685,000	4,784,187	6/14/16	-	(48,030)
Australian Dollar	JPHQ	Sell	9,918,000	7,176,218	6/14/16	7,044	-
Euro	BOFA	Sell	7,619,000	8,396,595	6/15/16	79,947	-
Euro	DBAB	Sell	79,650	87,711	6/16/16	764	-
Japanese Yen	CITI	Sell	64,869,000	528,891	6/16/16	-	(13,573)
Japanese Yen	HSBK	Sell	618,650,000	5,159,716	6/16/16	-	(13,711)
Japanese Yen	JPHQ	Sell	36,000,000	293,381	6/16/16	-	(7,667)
Australian Dollar	CITI	Sell	3,467,200	2,489,276	6/17/16	-	(16,642)
Euro	DBAB	Sell	292,125	320,788	6/17/16	1,893	-
Japanese Yen	DBAB	Sell	617,700,000	5,106,351	6/17/16	-	(59,305)
Australian Dollar	CITI	Sell	6,989,400	5,317,256	6/20/16	266,330	-
Australian Dollar	JPHQ	Sell	17,500,000	13,277,775	6/20/16	631,310	-
Japanese Yen	CITI	Sell	487,440,000	4,022,811	6/20/16	-	(53,927)
Australian Dollar	JPHQ	Sell	29,027,000	22,011,174	6/22/16	1,036,497	-
Japanese Yen	DBAB	Sell	618,770,000	5,063,584	6/22/16	-	(111,888)
Philippine Peso	DBAB	Buy	85,018,660	1,853,349	6/30/16	-	(68,464)

Templeton Global Investment Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)
Philippine Peso	JPHQ	Buy	83,694,000	1,828,578	7/01/16	-	(71,569)
Japanese Yen	JPHQ	Sell	304,225,000	2,545,795	7/07/16	-	(213)
Euro	DBAB	Sell	95,745	105,582	7/25/16	914	-
Euro	DBAB	Sell	1,047,114	1,171,826	7/29/16	26,947	-
Euro	JPHQ	Sell	3,768,000	4,202,413	7/29/16	82,612	-
Japanese Yen	BZWS	Sell	291,270,000	2,384,576	7/29/16	-	(55,165)
Euro	CITI	Sell	3,767,000	4,166,867	8/05/16	47,025	-
Euro	HSBK	Sell	3,767,000	4,158,391	8/05/16	38,549	-
Japanese Yen	CITI	Sell	255,214,000	2,065,958	8/10/16	-	(72,800)
Japanese Yen	DBAB	Sell	284,714,000	2,312,642	8/18/16	-	(74,100)
Japanese Yen	HSBK	Sell	547,340,000	4,441,974	8/22/16	-	(147,085)
Japanese Yen	JPHQ	Sell	385,615,000	3,129,065	8/22/16	-	(104,044)
Japanese Yen	BZWS	Sell	127,736,000	1,042,062	8/24/16	-	(29,000)
Euro	SCNY	Sell	2,984,696	3,476,753	8/26/16	209,790	-
Japanese Yen	JPHQ	Sell	254,671,000	2,161,691	8/26/16	26,112	-
Euro	JPHQ	Sell	1,685,713	1,938,907	8/29/16	93,556	-
Japanese Yen	DBAB	Sell	228,669,000	1,922,396	8/29/16	4,629	-
Japanese Yen	JPHQ	Sell	227,544,000	1,912,159	8/29/16	3,827	-
Euro	DBAB	Sell	112,498	127,235	8/31/16	4,074	-
Japanese Yen	JPHQ	Sell	126,519,000	1,058,723	8/31/16	-	(2,433)
Australian Dollar	CITI	Sell	6,641,000	4,784,044	9/14/16	964	-
Japanese Yen	BZWS	Sell	312,460,000	2,586,804	9/20/16	-	(36,007)
Euro	DBAB	Sell	1,423,720	1,613,929	10/03/16	53,175	-
Japanese Yen	DBAB	Sell	4,919,230,800	41,298,164	10/07/16	-	(26,212)
Japanese Yen	JPHQ	Sell	304,225,000	2,553,380	10/07/16	-	(2,286)
Japanese Yen	HSBK	Sell	605,200,000	5,092,776	10/11/16	7,759	-
Japanese Yen	BZWS	Sell	306,400,000	2,579,016	10/13/16	4,329	-
Japanese Yen	DBAB	Sell	302,200,000	2,544,414	10/13/16	5,020	-
Euro	DBAB	Sell	84,184	93,764	11/04/16	1,346	-
Euro	DBAB	Sell	4,349,000	4,810,211	11/07/16	35,193	-
Euro	DBAB	Sell	10,704,000	11,769,048	11/09/16	15,460	-
Euro	JPHQ	Sell	40,000,000	43,228,600	11/14/16	-	(703,406)
Euro	BZWS	Sell	10,571,000	11,462,770	11/16/16	-	(148,396)
Japanese Yen	MSCO	Sell	100,400,000	827,120	11/16/16	-	(17,938)
Japanese Yen	DBAB	Sell	166,350,000	1,369,846	11/18/16	-	(30,444)
Euro	DBAB	Sell	200,000	215,810	11/21/16	-	(3,918)
Japanese Yen	CITI	Sell	231,295,000	1,897,494	11/21/16	-	(49,772)
Australian Dollar	JPHQ	Sell	6,722,000	4,783,906	12/12/16	-	(42,845)
Australian Dollar	JPHQ	Sell	3,341,000	2,391,755	12/14/16	-	(7,099)
Total Forward Exchange Contracts unrealized appreciation (depreciation)						$34,492,133	$(5,500,508)
Net unrealized appreciation (depreciation)						$28,991,625

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts
				Notional	Expiration	Unrealized	Unrealized
Description			Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%			LCH	$43,150,000	10/17/17	$74,659	$-

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%	CME	1,690,000	10/04/23	-	(104,034)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%	CME	1,690,000	10/04/23	-	(106,588)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%	CME	1,690,000	10/07/23	-	(102,570)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	21,800,000	1/22/25	209,554	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	27,250,000	1/23/25	129,742	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	16,080,000	1/27/25	75,862	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	4,020,000	1/29/25	32,226	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	3,400,000	1/30/25	26,115	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	5,360,000	2/03/25	102,345	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.982%	LCH	46,520,000	10/20/25	661,731	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	820,000	10/04/43	-	(186,333)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	CME	820,000	10/04/43	-	(189,536)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	CME	820,000	10/07/43	-	(187,426)
Total Interest Rate Swap Contracts				$1,312,234	$(876,487)
Net unrealized appreciation (depreciation)				$435,747

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citigroup N.A.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JP Morgan Chase Bank, N.A.
LCH	-	LCH Clearnet LLC
MSCO	-	Morgan Stanley and Co., Inc.
SCNY	-	Standard Chartered Bank
UBSW	-	UBS AG

Currency

BRL	-	Brazilian Real
EUR	-	Euro
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso

Templeton Global Investment Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

PLN	-	Polish Zloty
RSD	-	Serbian Dinar
SGD	-	Singapore Dollar
UYU	-	Uruguayan Peso

Selected Portfolio

ADR	-	American Depositary Receipt
FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product
GDR	-	Global Depositary Receipt
IDR	-	International Depositary Receipt
PIK	-	Payment-In-Kind

Templeton Global Investment Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Templeton Emerging Markets Balanced Fund – Forwards and swaps

Templeton Global Balanced Fund – Forwards, swaps and options

4. INCOME TAXES

At December 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Templeton
		Emerging	Templeton
	Templeton	Markets Balanced	Emerging Markets
	BRIC Fund	Fund	Small Cap Fund

Cost of investments	$145,540,986	$36,757,489	$688,432,812

Unrealized appreciation	$24,113,080	$1,309,543	$125,549,496
Unrealized depreciation	(37,213,872)	(5,507,094)	(121,047,982)
Net unrealized appreciation (depreciation)	$(13,100,792)	$(4,197,551)	$4,501,514

	Templeton	Templeton Global
	Frontier	Balanced Fund
	Markets Fund	Fund

Cost of investments	$384,370,930	$2,813,355,922

Unrealized appreciation	$46,205,833	$204,357,397
Unrealized depreciation	(93,337,634)	(431,678,722)
Net unrealized appreciation (depreciation)	$(47,131,801)	$(227,321,325)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At December 31, 2015, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Warrants	Issuer	Acquisition Date	Cost	Value
Templeton Emerging Markets Bond Fund
84	Edcon Holdings Ltd., F w ts., 2/20/49	11/27/15	$5	$1
1,503,436	Edcon Holdings Ltd., F1 w ts., 2/20/49	11/27/15	113,472	16,331
121,675	Edcon Holdings Ltd., F2 w ts., 2/20/49	11/27/15	9,183	1,322
	Total Restricted Securities (Value is 0.05% of Net Assets)		$122,660	$17,654

Templeton Global Balanced Fund
4,441	Edcon Holdings Ltd., F w ts., 2/20/49	11/27/15	$568	$48
79,464,087	Edcon Holdings Ltd., F1 w ts., 2/20/49	11/27/15	10,170,065	863,179
6,431,156	Edcon Holdings Ltd., F2 w ts., 2/20/49	11/27/15	823,080	69,858
	Total Restricted Securities (Value is 0.04% of Net Assets)		$10,993,713	$933,085

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for Templeton Emerging Markets Small Cap Fund for the nine months ended December 31, 2015, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions Reductions		Period	Period	Income Gain (Loss)
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Pinar Sut Mamulleri Sanayii AS	3,133,237	145,933	-	3,279,170	$18,464,858	$1,576,016	$-
Reysas Gayrimenkul Yatirim Ortakligi AS	23,975,998	599,399	-	24,575,397	4,295,515	112,755	-
Total Affiliated Securities (Value is 3.29% of Net Assets)					$22,760,373	$1,688,771	$-

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to April 1, 2013, the waiver was accounted for as a reduction to management fees.

								% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period Additions		Reductions	Period	Period	Income Gain (Loss)		Period
Templeton BRIC Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	5,897,606	47,935,569	(49,902,091)	3,931,084	$3,931,084	$-	$-	0.02%

Templeton Emerging Markets Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	2,680,673	13,946,991	(12,595,818)	4,031,846	$4,031,846	$-	$-	0.02%

Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	94,698,858	120,584,549	(183,533,401)	31,750,006	$31,750,006	$-	$-	0.16%

Templeton Frontier Markets Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	14,806,941	248,268,978	(254,908,159)	8,167,760	$8,167,760	$-	$-	0.04%

Templeton Global Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	40,584,543	592,883,606	(565,023,155)	68,444,994	$68,444,994	$-	$-	0.35%

9. INVESTMENTS IN FT HOLDINGS CORPORATION IV (FT Subsidiary)

Certain or all Funds invests in certain financial instruments, through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At December 31, 2015, the FT Subsidiary’s investment, Turtle Bay Resort, is reflected in the Fund’s Statement of Investments.

10. UPCOMING ACQUISITIONS / REORGANIZATION

On October 20, 2015, the Board approved a proposal to reorganize Templeton BRIC Fund with and into Templeton Developing Markets Trust, subject to approval by the shareholders of Templeton BRIC Fund.

11. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton BRIC Fund
Assets:
Investments in Securities
Equity Investments:[a]
Russia	$700,800	$4,523,822	$-	$5,224,622
All Other Equity Investments[b]	123,284,488	-	-	123,284,488
Short Term Investments	3,931,084	-	-	3,931,084
Total Investments in Securities	$127,916,372	$4,523,822	$-	$132,440,194

Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities
Equity Investments:[a]
South Africa	$1,928,709	$-	$17,654	$1,946,363
All Other Equity Investments[b]	15,969,980	-	-	15,969,980
Participatory Notes	-	67,185	-	67,185
Corporate Bonds and Notes	-	1,116,692	-	1,116,692
Foreign Government and Agency Securities	-	8,924,944	-	8,924,944
Short Term Investments	4,031,846	502,928	-	4,534,774
Total Investments in Securities	$21,930,535	$10,611,749	$17,654	$32,559,938

Other Financial Instruments
Forw ard Exchange Contracts	$-	$111,031	$-	$111,031
Sw ap Contracts		19,410		19,410
Total Other Financial Instruments	$-	$130,441	$-	$130,441

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$83,662	$-	$83,662
Sw ap Contracts	-	10,572	-	10,572
Total Other Financial Instruments	$-	$94,234	$-	$94,234

Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities
Equity Investments:[a]
Georgia	$-	$5,227,216	$-	$5,227,216
Taiw an	59,979,499	83,348	-	60,062,847
All Other Equity Investments[b]	585,659,073	-	-	585,659,073
Participatory Notes	-	10,235,184	-	10,235,184
Short Term Investments	31,750,006	-	-	31,750,006
Total Investments in Securities	$677,388,578	$15,545,748	$-	$692,934,326

Templeton Frontier Markets Fund
Assets:
Investments in Securities
Equity Investments:[a,b]	$299,006,780	$-	$-	$299,006,780
Participatory Notes	-	30,064,589	-	30,064,589
Short Term Investments	8,167,760	-	-	8,167,760
Total Investments in Securities	$307,174,540	$30,064,589	$-	$337,239,129

Templeton Global Balanced Fund
Assets:
Investments in Securities
Equity Investments:[a]
South Africa	$-	$-	$933,085	$933,085
United Kingdom	339,859,664	358,847	-	340,218,511
United States	428,743,373	-	5,914,882	434,658,255
All Other Equity Investments[b]	979,785,371	-	-	979,785,371
Equity-Linked Securities	-	71,989,821	-	71,989,821
Corporate Bonds and Notes	-	56,575,123	-	56,575,123
Senior Floating Rate Interests	-	1,979,069	32,927	2,011,996
Foreign Government and Agency Securities	-	595,272,140	-	595,272,140
Escrow s and Litigation Trusts	-	-	- [c]	-
Short Term Investments	68,444,994	36,145,301	-	104,590,295
Total Investments in Securities	$1,816,833,402	$762,320,301	$6,880,894	$2,586,034,597

Other Financial Instruments
Forw ard Exchange Contracts	$-	$34,492,133	$-	$34,492,133
Sw ap Contracts	-	1,312,234	-	1,312,234
Total Other Financial Instruments	$-	$35,804,367	$-	$35,804,367

Liabilities:
Other Financial Instruments
Options Written	$-	$724,238	$-	$724,238
Forw ard Exchange Contracts	-	5,500,508	-	5,500,508
Sw ap Contracts	-	876,487	-	876,487
Total Other Financial Instruments	$-	$7,101,233	$-	$7,101,233

aIncludes common and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at December 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

     Laura F. Fergerson

     Chief Executive Officer –

     Finance and Administration

Date February 26, 2016

By /s/MARK H. OTANI

  Mark H. Otani

  Chief Financial Officer and

  Chief Accounting Officer

Date February 26, 2016